UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number:	811-03363

Exact name of registrant as specified in charter:	Delaware Group® Limited-Term Government Funds

Address of principal executive offices:	610 Market Street Philadelphia, PA 19106

Name and address of agent for service:	David F. Connor, Esq. 610 Market Street Philadelphia, PA 19106

Registrant’s telephone number, including area code:	(800) 523-1918

Date of fiscal year end:	December 31

Date of reporting period:	June 30, 2023

Item 1. Reports to Stockholders

Semiannual report

Fixed income mutual fund

Delaware Limited-Term Diversified Income Fund

June 30, 2023

Carefully consider the Fund's investment objectives, risk factors, charges, and expenses before investing. This and other information can be found in the Fund's prospectus and its summary prospectus, which may be obtained by visiting delawarefunds.com/literature or calling 800 523-1918. Investors should read the prospectus and the summary prospectus carefully before investing.

You can obtain shareholder reports and prospectuses online instead of in the mail. Visit delawarefunds.com/edelivery.

Experience Delaware Funds by Macquarie®

Macquarie Asset Management (MAM) is a global asset manager that aims to deliver positive impact for everyone. MAM Public Investments traces its roots to 1929 and partners with institutional and individual clients to deliver specialist active investment capabilities across global equities, fixed income, and multi-asset solutions using a conviction-based, long-term approach to investing. In the US, retail investors recognize our Delaware Funds by Macquarie family of funds as one of the oldest mutual fund families.

If you are interested in learning more about creating an investment plan, contact your financial advisor.

You can learn more about Delaware Funds or obtain a prospectus for Delaware Limited-Term Diversified Income Fund at delawarefunds.com/literature.

Manage your account online

• Check your account balance and transactions

• View statements and tax forms

• Make purchases and redemptions

Visit delawarefunds.com/account-access.

Macquarie Asset Management (MAM) is the asset management division of Macquarie Group. MAM is a full-service asset manager offering a diverse range of products across public and private markets including fixed income, equities, multi-asset solutions, private credit, infrastructure, renewables, natural assets, real estate, and asset finance. The Public Investments business is a part of MAM and includes the following investment advisers: Macquarie Investment Management Business Trust (MIMBT), Macquarie Investment Management Austria Kapitalanlage AG, Macquarie Investment Management Global Limited, Macquarie Investment Management Europe Limited, and Macquarie Investment Management Europe S.A.

The Fund is distributed by Delaware Distributors, L.P. (DDLP), an affiliate of MIMBT and Macquarie Group Limited.

Other than Macquarie Bank Limited ABN 46 008 583 542 ("Macquarie Bank"), any Macquarie Group entity noted in this document is not an authorized deposit-taking institution for the purposes of the Banking Act 1959 (Commonwealth of Australia). The obligations of these other Macquarie Group entities do not represent deposits or other liabilities of Macquarie Bank. Macquarie Bank does not guarantee or otherwise provide assurance in respect of the obligations of these other Macquarie Group entities. In addition, if this document relates to an investment, (a) the investor is subject to investment risk including possible delays in repayment and loss of income and principal invested and (b) none of Macquarie Bank or any other Macquarie Group entity guarantees any particular rate of return on or the performance of the investment, nor do they guarantee repayment of capital in respect of the investment.

The Fund is governed by US laws and regulations.

This semiannual report is for the information of Delaware Limited-Term Diversified Income Fund shareholders, but it may be used with prospective investors when preceded or accompanied by the Delaware Fund fact sheet for the most recently completed calendar quarter. These documents are available at delawarefunds.com/literature.

Unless otherwise noted, views expressed herein are current as of June 30, 2023, and subject to change for events occurring after such date.

The Fund is not FDIC insured and is not guaranteed. It is possible to lose the principal amount invested.

Advisory services provided by Delaware Management Company, a series of MIMBT, a US registered investment advisor.

All third-party marks cited are the property of their respective owners.

© 2023 Macquarie Management Holdings, Inc.

Disclosure of Fund expenses

For the six-month period from January 1, 2023 to June 30, 2023 (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period from January 1, 2023 to June 30, 2023.

Actual expenses

The first section of the table shown, “Actual Fund return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second section of the table shown, “Hypothetical 5% return,” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The Fund's expenses shown in the table reflect fee waivers in effect and assume reinvestment of all dividends and distributions.

Disclosure of Fund expenses

For the six-month period from January 1, 2023 to June 30, 2023 (Unaudited)

Delaware Limited-Term Diversified Income Fund

Expense analysis of an investment of $1,000

	Beginning Account Value 1/1/23	Ending Account Value 6/30/23	Annualized Expense Ratio	Expenses Paid During Period 1/1/23 to 6/30/23*
Actual Fund return†
Class A	$1,000.00	$1,013.90	0.56%	$2.80
Class C	1,000.00	1,009.80	1.39%	6.93
Class R	1,000.00	1,012.30	0.89%	4.44
Institutional Class	1,000.00	1,013.50	0.39%	1.95
Class R6	1,000.00	1,015.10	0.32%	1.60
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,022.02	0.56%	$2.81
Class C	1,000.00	1,017.90	1.39%	6.95
Class R	1,000.00	1,020.38	0.89%	4.46
Institutional Class	1,000.00	1,022.86	0.39%	1.96
Class R6	1,000.00	1,023.21	0.32%	1.61

*“Expenses Paid During Period” are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

†Because actual returns reflect only the most recent six-month period, the returns shown may differ significantly from fiscal year returns.

In addition to the Fund’s expenses reflected above, the Fund also indirectly bears its portion of the fees and expenses of any investment companies (Underlying Funds) in which it invests. The table above does not reflect the expenses of any Underlying Funds.

Security type / sector allocations
Delaware Limited-Term Diversified Income Fund	As of June 30, 2023 (Unaudited)

Sector designations may be different from the sector designations presented in other Fund materials. The sector designations may represent the investment manager’s internal sector classifications, which may result in the sector designations for one fund being different from another fund's sector designations.

Security type / sector	Percentage of net assets
Agency Collateralized Mortgage Obligations	1.28%
Agency Commercial Mortgage-Backed Securities	1.30%
Agency Mortgage-Backed Securities	5.67%
Collateralized Debt Obligations	9.00%
Corporate Bonds	47.28%
Banking	13.31%
Basic Industry	1.09%
Capital Goods	2.98%
Communications	2.75%
Consumer Cyclical	2.18%
Consumer Non-Cyclical	3.66%
Electric	6.00%
Energy	2.47%
Finance Companies	2.90%
Government Agency	0.57%
Industrials	0.19%
Insurance	4.37%
Natural Gas	0.41%
Real Estate Investment Trusts	0.25%
Technology	1.99%
Transportation	2.16%
Non-Agency Asset-Backed Securities	12.00%
Sovereign Bonds	0.09%
US Treasury Obligations	20.74%
Short-Term Investments	5.48%
Total Value of Securities	102.84%
Liabilities Net of Receivables and Other Assets	(2.84)%
Total Net Assets	100.00%

Schedule of investments
Delaware Limited-Term Diversified Income Fund	June 30, 2023 (Unaudited)
	Principal amount°	Value (US $)
Agency Collateralized Mortgage Obligations — 1.28%
Fannie Mae Grantor Trust Series 2001-T5 A2 6.971% 6/19/41 •	13,101	$13,438
Freddie Mac REMIC Series 5092 WG 1.00% 4/25/31	4,635,419	3,994,099
Freddie Mac Structured Agency Credit Risk REMIC Trust
Series 2021-DNA3 M1 144A 5.817% (SOFR + 0.75%) 10/25/33 #, •	619,671	615,798
Series 2021-HQA2 M1 144A 5.767% (SOFR + 0.70%) 12/25/33 #, •	334,528	332,856
Freddie Mac Structured Pass Through Certificates
Series T-30 A5 8.61% 12/25/30 ♦, ~	2,316	2,207
Series T-54 2A 6.50% 2/25/43 ♦	481	500
Series T-58 2A 6.50% 9/25/43 ♦	223,299	223,964
Total Agency Collateralized Mortgage Obligations
(cost $5,870,284)		5,182,862

Agency Commercial Mortgage-Backed Securities — 1.30%
Freddie Mac Multifamily Structured Pass Through Certificates
Series K729 A2 3.136% 10/25/24 ♦	2,000,000	1,940,303
Series K734 A1 3.139% 6/25/25 ♦	1,865,816	1,818,728
FREMF Mortgage Trust Series 2017-K724 B 144A 3.596% 12/25/49 #, •	1,500,000	1,479,263
Total Agency Commercial Mortgage-Backed Securities
(cost $5,570,670)		5,238,294

Agency Mortgage-Backed Securities — 5.67%
Fannie Mae S.F. 15 yr
2.00% 4/1/36	1,039,680	921,682
2.50% 8/1/35	825,936	753,933
2.50% 11/1/35	1,373,868	1,254,050
4.50% 9/1/37	66,381	65,109
Fannie Mae S.F. 20 yr
2.50% 7/1/41	517,755	452,519
4.00% 9/1/42	101,757	96,960
Fannie Mae S.F. 30 yr
2.50% 8/1/50	109,968	94,628
3.00% 11/1/49	125,808	112,427
3.50% 10/1/42	585,152	543,865
3.50% 7/1/47	105,175	98,440
3.50% 2/1/48	159,312	147,031
3.50% 11/1/48	213,245	196,807

	Principal amount°	Value (US $)
Agency Mortgage-Backed Securities (continued)
Fannie Mae S.F. 30 yr
3.50% 11/1/49	551,538	$508,555
3.50% 3/1/50	25,722	23,884
3.50% 8/1/50	45,635	42,119
3.50% 9/1/50	586,874	547,092
3.50% 6/1/51	469,975	429,931
3.50% 1/1/52	193,153	176,358
4.00% 6/1/48	104,211	99,423
4.00% 10/1/48	703,643	672,545
4.00% 9/1/52	131,555	123,474
4.50% 1/1/50	3,326,420	3,284,934
4.50% 4/1/50	837,481	820,550
5.00% 7/1/47	2,884,182	2,904,773
5.00% 5/1/48	240,993	240,773
5.00% 8/1/49	1,062,261	1,057,890
5.00% 6/1/52	199,761	195,955
5.50% 5/1/44	1,906,799	1,956,386
6.00% 1/1/42	1,281,478	1,330,661
6.00% 12/1/52	181,234	183,180
Freddie Mac S.F. 15 yr
3.00% 3/1/35	363,737	339,977
3.50% 1/1/29	564,610	542,293
Freddie Mac S.F. 20 yr
3.00% 9/1/40	216,898	197,956
Freddie Mac S.F. 30 yr
2.50% 12/1/51	103,315	88,504
3.00% 11/1/46	234,254	209,903
3.00% 8/1/50	150,655	134,658
3.50% 3/1/47	68,095	63,908
4.00% 4/1/52	197,673	185,530
4.50% 8/1/48	484,811	476,162
4.50% 5/1/49	277,711	271,924
6.00% 1/1/53	1,030,762	1,054,601
Total Agency Mortgage-Backed Securities
(cost $25,328,480)		22,901,350

Collateralized Debt Obligations — 9.00%
Ballyrock CLO Series 2018-1A A1 144A 6.25% (LIBOR03M + 1.00%) 4/20/31 #, •	2,750,000	2,725,756
Benefit Street Partners CLO IX Series 2016-9A AR 144A 6.36% (LIBOR03M + 1.11%) 7/20/31 #, •	500,000	493,498

Schedule of investments

Delaware Limited-Term Diversified Income Fund

	Principal amount°	Value (US $)
Collateralized Debt Obligations (continued)
Canyon Capital CLO Series 2019-2A AR 144A 6.44% (LIBOR03M + 1.18%, Floor 1.18%) 10/15/34 #, •	2,800,000	$2,740,895
Carlyle Global Market Strategies CLO Series 2014-2RA A1 144A 6.371% (LIBOR03M + 1.05%) 5/15/31 #, •	985,636	974,698
CBAM Series 2020-13A A 144A 6.68% (LIBOR03M + 1.43%, Floor 1.43%) 1/20/34 #, •	3,000,000	2,963,460
Cedar Funding IX CLO Series 2018-9A A1 144A 6.23% (LIBOR03M + 0.98%, Floor 0.98%) 4/20/31 #, •	1,500,000	1,485,577
CIFC Funding Series 2013-4A A1RR 144A 6.352% (LIBOR03M + 1.06%, Floor 1.06%) 4/27/31 #, •	2,900,000	2,863,080
Dryden 83 CLO Series 2020-83A A 144A 6.482% (LIBOR03M + 1.22%, Floor 1.22%) 1/18/32 #, •	3,100,000	3,065,903
Galaxy XXI CLO Series 2015-21A AR 144A 6.27% (LIBOR03M + 1.02%) 4/20/31 #, •	1,500,000	1,478,415
KKR CLO 32 Series 32A A1 144A 6.58% (LIBOR03M + 1.32%, Floor 1.32%) 1/15/32 #, •	1,700,000	1,683,688
LCM XVIII Series 18A A1R 144A 6.27% (LIBOR03M + 1.02%) 4/20/31 #, •	2,200,000	2,176,480
Octagon Investment Partners 33 Series 2017-1A A1 144A 6.44% (LIBOR03M + 1.19%) 1/20/31 #, •	2,650,000	2,629,958
Octagon Investment Partners 48 Series 2020-3A AR 144A 6.40% (LIBOR03M + 1.15%, Floor 1.15%)10/20/34 #, •	2,900,000	2,846,678
Sound Point CLO XXI Series 2018-3A A1A 144A 6.448% (LIBOR03M + 1.18%, Floor 1.18%) 10/26/31 #, •	3,200,000	3,148,538
TRESTLES CLO V Series 2021-5A A1 144A 6.42% (LIBOR03M + 1.17%, Floor 1.17%) 10/20/34 #, •	2,500,000	2,443,587
Venture 34 CLO Series 2018-34A A 144A 6.49% (LIBOR03M + 1.23%, Floor 1.23%) 10/15/31 #, •	700,000	689,714
Zais CLO 16 Series 2020-16A A1R 144A 6.67% (LIBOR03M + 1.42%, Floor 1.42%) 10/20/34 #, •	2,000,000	1,966,404
Total Collateralized Debt Obligations
(cost $36,698,464)		36,376,329

Corporate Bonds — 47.28%
Banking — 13.31%
Ally Financial 5.75% 11/20/25	771,000	742,986
Banco Continental 144A 2.75% 12/10/25 #	200,000	180,933
Banco de Credito e Inversiones 144A 3.50% 10/12/27 #	300,000	277,176
Banco Internacional del Peru 144A 3.25% 10/4/26 #	200,000	186,229

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Banking (continued)
Banco Santander Mexico 144A 5.95% 10/1/28 #, μ	200,000	$199,750
Bancolombia 3.00% 1/29/25	215,000	204,406
Bank Leumi Le-Israel 144A 5.125% 7/27/27 #	200,000	198,877
Bank of America
1.843% 2/4/25 μ	3,125,000	3,045,127
3.458% 3/15/25 μ	4,345,000	4,259,802
4.10% 7/24/23	340,000	339,756
6.204% 11/10/28 μ	75,000	77,150
Bank of New York Mellon 5.802% 10/25/28 μ	800,000	815,966
Barclays 7.385% 11/2/28 μ	245,000	255,407
BBVA Bancomer 144A 1.875% 9/18/25 #	200,000	184,150
Citigroup
1.281% 11/3/25 μ	1,960,000	1,837,015
2.014% 1/25/26 μ	1,600,000	1,503,925
5.61% 9/29/26 μ	240,000	239,802
Citizens Bank
4.119% 5/23/25 μ	2,065,000	1,956,311
6.064% 10/24/25 μ	750,000	711,109
Credit Suisse 7.95% 1/9/25	250,000	255,198
Deutsche Bank 6.72% 1/18/29 μ	395,000	395,869
Fifth Third Bank 5.852% 10/27/25 μ	1,225,000	1,193,855
Goldman Sachs Group
0.925% 10/21/24 μ	3,535,000	3,475,629
1.542% 9/10/27 μ	179,000	157,439
5.90% (SOFR + 0.81%) 3/9/27 •	4,905,000	4,808,064
Huntington National Bank
4.008% 5/16/25 μ	1,160,000	1,116,396
5.65% 1/10/30	290,000	277,191
ICICI Bank 144A 4.00% 3/18/26 #	200,000	191,313
JPMorgan Chase & Co.
4.023% 12/5/24 μ	7,650,000	7,585,088
5.934% (SOFR + 0.885%) 4/22/27 •	955,000	956,002
KeyBank
4.15% 8/8/25	1,140,000	1,053,978
5.85% 11/15/27	180,000	169,645
KeyCorp 3.878% 5/23/25 μ	985,000	911,194
Morgan Stanley
6.138% 10/16/26 μ	4,295,000	4,340,077
6.296% 10/18/28 μ	547,000	562,575
NBK SPC 144A 1.625% 9/15/27 #, μ	200,000	178,602
Oversea-Chinese Banking 144A 4.25% 6/19/24 #	200,000	196,660

Schedule of investments

Delaware Limited-Term Diversified Income Fund

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Banking (continued)
Popular
6.125% 9/14/23	523,000	$523,309
7.25% 3/13/28	280,000	280,000
Shinhan Bank 3.875% 3/24/26	300,000	282,152
Truist Bank 2.636% 9/17/29 μ	2,480,000	2,290,257
US Bancorp
4.653% 2/1/29 μ	84,000	80,319
5.727% 10/21/26 μ	257,000	256,961
US Bank 3.40% 7/24/23	1,630,000	1,627,832
Wells Fargo & Co. 3.908% 4/25/26 μ	3,515,000	3,400,121
		53,781,603
Basic Industry — 1.09%
Anglo American Capital 144A 4.00% 9/11/27 #	200,000	188,217
Avient 144A 5.75% 5/15/25 #	1,540,000	1,522,694
Celanese US Holdings
6.05% 3/15/25	215,000	214,229
6.165% 7/15/27	700,000	696,867
Nutrien 5.95% 11/7/25	1,210,000	1,217,783
Sasol Financing USA 4.375% 9/18/26	200,000	177,261
Stillwater Mining 144A 4.00% 11/16/26 #	200,000	178,626
Suzano Austria 144A 5.75% 7/14/26 #	200,000	200,150
		4,395,827
Capital Goods — 2.98%
Mauser Packaging Solutions Holding 144A 7.875% 8/15/26 #	1,960,000	1,949,393
Parker-Hannifin
3.65% 6/15/24	1,950,000	1,911,348
4.25% 9/15/27	1,435,000	1,392,546
SAN Miguel Industrias 144A 3.50% 8/2/28 #	200,000	170,100
Teledyne Technologies 0.95% 4/1/24	5,745,000	5,534,163
Turkiye Sise ve Cam Fabrikalari 144A 6.95% 3/14/26 #	200,000	195,000
WESCO Distribution 144A 7.125% 6/15/25 #	886,000	896,132
		12,048,682
Communications — 2.75%
AMC Networks 5.00% 4/1/24	610,000	601,101
Charter Communications Operating 4.908% 7/23/25	1,515,000	1,486,135
Clear Channel International 144A 6.625% 8/1/25 #	675,000	672,532
Crown Castle 1.05% 7/15/26	1,750,000	1,533,374
IHS Holding 144A 5.625% 11/29/26 #	200,000	175,040
Sirius XM Radio 144A 3.125% 9/1/26 #	250,000	224,083

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Communications (continued)
Sprint Spectrum 144A 4.738% 9/20/29 #	196,875	$194,370
T-Mobile USA 3.75% 4/15/27	510,000	483,015
Verizon Communications 0.75% 3/22/24	3,135,000	3,026,428
Warnermedia Holdings
3.638% 3/15/25	2,290,000	2,210,010
6.412% 3/15/26	520,000	520,548
		11,126,636
Consumer Cyclical — 2.18%
Alsea 144A 7.75% 12/14/26 #	200,000	198,611
Aptiv 2.396% 2/18/25	1,320,000	1,253,404
Carnival 144A 7.625% 3/1/26 #	662,000	648,974
Ford Motor Credit
2.30% 2/10/25	200,000	187,150
3.375% 11/13/25	1,635,000	1,521,865
6.95% 6/10/26	565,000	568,345
JD.com 3.875% 4/29/26	200,000	191,436
Kia 144A 2.375% 2/14/25 #	200,000	189,692
MGM Resorts International 5.75% 6/15/25	2,300,000	2,281,585
Prime Security Services Borrower 144A 5.25% 4/15/24 #	806,000	800,078
Sands China 4.30% 1/8/26	200,000	188,193
VICI Properties 4.95% 2/15/30	830,000	779,358
		8,808,691
Consumer Non-Cyclical — 3.66%
AbbVie
2.60% 11/21/24	3,625,000	3,479,830
3.75% 11/14/23	340,000	337,647
Amgen 5.15% 3/2/28	2,425,000	2,424,549
HCA 5.20% 6/1/28	400,000	397,027
InRetail Consumer 144A 3.25% 3/22/28 #	200,000	171,944
Medtronic Global Holdings 4.25% 3/30/28	755,000	737,384
Mondelez International 1.50% 5/4/25	1,210,000	1,128,251
Pfizer Investment Enterprises 4.45% 5/19/28	910,000	894,859
Royalty Pharma 1.20% 9/2/25	3,690,000	3,329,149
Takeda Pharmaceutical 4.40% 11/26/23	638,000	634,506
Tenet Healthcare 4.875% 1/1/26	1,025,000	999,369
Teva Pharmaceutical Finance Netherlands III 4.75% 5/9/27	250,000	231,581
		14,766,096

Schedule of investments

Delaware Limited-Term Diversified Income Fund

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Electric — 6.00%
Avangrid 3.20% 4/15/25	885,000	$841,985
CenterPoint Energy 5.739% ((SOFR + 0.65%)) 5/13/24 •	3,175,000	3,172,121
Colbun 144A 3.95% 10/11/27 #	200,000	189,587
Duke Energy 4.875% 9/16/24 μ, y	790,000	760,691
Duke Energy Carolinas 3.95% 11/15/28	855,000	817,382
Entergy Louisiana 4.05% 9/1/23	2,030,000	2,023,640
Metropolitan Edison 144A 5.20% 4/1/28 #	1,255,000	1,243,357
National Rural Utilities Cooperative Finance 1.875% 2/7/25	1,720,000	1,624,802
NextEra Energy Capital Holdings 6.051% 3/1/25	545,000	547,292
NRG Energy 144A 3.75% 6/15/24 #	1,260,000	1,218,072
Southern 4.85% 6/15/28	1,810,000	1,775,059
Southern California Edison 1.10% 4/1/24	4,155,000	4,012,382
Vistra Operations
144A 3.55% 7/15/24 #	2,825,000	2,729,139
144A 5.125% 5/13/25 #	510,000	497,758
WEC Energy Group 0.80% 3/15/24	2,895,000	2,794,681
		24,247,948
Energy — 2.47%
ConocoPhillips 2.40% 3/7/25	149,000	142,091
Enbridge
0.55% 10/4/23	735,000	725,656
2.50% 2/14/25	1,040,000	988,340
Energean Israel Finance 144A 4.875% 3/30/26 #	200,000	186,136
Energy Transfer 5.55% 2/15/28	1,740,000	1,736,808
MPLX 4.875% 12/1/24	1,955,000	1,927,566
Murphy Oil 5.75% 8/15/25	689,000	681,177
NuStar Logistics 5.75% 10/1/25	1,077,000	1,051,057
Occidental Petroleum 5.50% 12/1/25	1,247,000	1,232,248
Southwestern Energy 5.70% 1/23/25	188,000	187,176
Targa Resources Partners 5.00% 1/15/28	970,000	926,590
Tengizchevroil Finance Co. International 144A 2.625% 8/15/25 #	200,000	182,330
		9,967,175
Finance Companies — 2.90%
AerCap Ireland Capital DAC
1.65% 10/29/24	680,000	639,318
3.00% 10/29/28	475,000	411,082
3.15% 2/15/24	3,905,000	3,831,709

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Finance Companies (continued)
Air Lease
0.80% 8/18/24	1,755,000	$1,653,810
2.875% 1/15/26	875,000	809,936
3.00% 9/15/23	1,225,000	1,217,695
5.85% 12/15/27	245,000	244,905
Aviation Capital Group
144A 1.95% 1/30/26 #	3,235,000	2,883,555
144A 6.25% 4/15/28 #	36,000	35,950
		11,727,960
Government Agency — 0.57%
BOC Aviation USA 144A 1.625% 4/29/24 #	200,000	192,996
CIMB Bank 144A 2.125% 7/20/27 #	200,000	179,061
DAE Sukuk DIFC 144A 3.75% 2/15/26 #	200,000	190,336
Emirates NBD Bank 2.625% 2/18/25	200,000	190,971
Freeport Indonesia 144A 4.763% 4/14/27 #	200,000	194,033
KazMunayGas National 144A 4.75% 4/19/27 #	200,000	190,131
MEGlobal Canada 144A 5.00% 5/18/25 #	200,000	196,369
MISC Capital Two Labuan 144A 3.75% 4/6/27 #	200,000	187,296
OCP 144A 4.50% 10/22/25 #	200,000	194,287
QatarEnergy Trading 144A 1.375% 9/12/26 #	200,000	180,102
QNB Finance 2.625% 5/12/25	250,000	237,514
Saudi Arabian Oil 144A 1.625% 11/24/25 #	200,000	183,033
		2,316,129
Industrials — 0.19%
Bidvest Group UK 144A 3.625% 9/23/26 #	200,000	178,775
CK Hutchison International 23 144A 4.75% 4/21/28 #	400,000	395,752
Embraer Netherlands Finance 5.40% 2/1/27	200,000	192,150
		766,677
Insurance — 4.37%
Athene Global Funding
144A 1.00% 4/16/24 #	2,535,000	2,419,851
144A 5.79% (SOFR + 0.70%) 5/24/24 #, •	2,055,000	2,035,450
Brighthouse Financial Global Funding
144A 1.00% 4/12/24 #	2,145,000	2,063,415
144A 5.78% (SOFR + 0.76%) 4/12/24 #, •	1,745,000	1,731,013
GA Global Funding Trust 144A 1.00% 4/8/24 #	4,115,000	3,925,525
Met Tower Global Funding 144A 3.70% 6/13/25 #	2,280,000	2,187,688
UnitedHealth Group 4.25% 1/15/29	2,150,000	2,090,144

Schedule of investments

Delaware Limited-Term Diversified Income Fund

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Insurance (continued)
USI 144A 6.875% 5/1/25 #	1,194,000	$1,186,609
		17,639,695
Natural Gas — 0.41%
ENN Energy Holdings 144A 4.625% 5/17/27 #	250,000	243,672
Sempra Energy 3.30% 4/1/25	1,475,000	1,415,475
		1,659,147
Real Estate Investment Trusts — 0.25%
HAT Holdings I 144A 6.00% 4/15/25 #	821,000	810,910
Trust Fibra Uno 144A 5.25% 1/30/26 #	200,000	195,065
		1,005,975
Technology — 1.99%
Baidu 1.72% 4/9/26	200,000	179,442
Oracle 5.80% 11/10/25	1,000,000	1,011,499
Roper Technologies 2.35% 9/15/24	4,345,000	4,168,499
Sensata Technologies
144A 5.00% 10/1/25 #	1,800,000	1,763,867
144A 5.625% 11/1/24 #	465,000	461,910
SK Hynix 144A 1.50% 1/19/26 #	300,000	265,895
TSMC Arizona 3.875% 4/22/27	200,000	192,660
		8,043,772
Transportation — 2.16%
American Airlines 144A 5.50% 4/20/26 #	228,666	226,743
Canadian Pacific Railway 1.35% 12/2/24	2,295,000	2,157,148
Delta Air Lines
144A 7.00% 5/1/25 #	2,041,000	2,085,993
7.375% 1/15/26	476,000	496,650
ERAC USA Finance 144A 4.60% 5/1/28 #	1,785,000	1,735,526
Georgian Railway 4.00% 6/17/28	200,000	173,447
Mileage Plus Holdings 144A 6.50% 6/20/27 #	904,000	907,071
Rumo Luxembourg 144A 5.25% 1/10/28 #	200,000	186,000
Spirit Loyalty Cayman 144A 8.00% 9/20/25 #	581,999	586,923
United Airlines 144A 4.375% 4/15/26 #	175,000	166,426
		8,721,927
Total Corporate Bonds
(cost $196,896,167)		191,023,940

	Principal amount°	Value (US $)
Non-Agency Asset-Backed Securities — 12.00%
American Express Credit Account Master Trust
Series 2022-3 A 3.75% 8/15/27	4,000,000	$3,878,017
Series 2023-1 A 4.87% 5/15/28	2,500,000	2,487,122
Avis Budget Rental Car Funding AESOP Series 2019-2A A 144A 3.35% 9/22/25 #	830,000	805,334
BMW Vehicle Lease Trust Series 2022-1 A3 1.10% 3/25/25	2,614,684	2,569,972
Discover Card Execution Note Trust Series 2022-A4 A 5.03% 10/15/27	4,300,000	4,278,070
Enterprise Fleet Financing Series 2022-2 A2 144A 4.65% 5/21/29 #	1,025,787	1,009,863
Ford Credit Auto Owner Trust
Series 2021-A B 0.70% 10/15/26	180,000	165,390
Series 2022-A B 1.91% 7/15/27	1,665,000	1,525,015
Ford Credit Floorplan Master Owner Trust A
Series 2020-1 A1 0.70% 9/15/25	5,330,000	5,272,244
GM Financial Automobile Leasing Trust
Series 2021-1 B 0.54% 2/20/25	226,898	226,292
Series 2021-2 A4 0.41% 5/20/25	2,073,000	2,050,550
Series 2022-1 B 2.23% 2/20/26	2,150,000	2,058,244
GMF Floorplan Owner Revolving Trust Series 2020-1 A 144A 0.68% 8/15/25 #	1,375,000	1,367,169
GTE Auto Receivables Trust Series 2023-1 A2 144A 5.65% 8/17/26 #	1,500,000	1,491,839
Hyundai Auto Lease Securitization Trust Series 2023-A A3 144A 5.05% 1/15/26 #	2,000,000	1,983,610
JPMorgan Chase Bank Series 2020-2 B 144A 0.84% 2/25/28 #	297,508	292,461
Tesla Auto Lease Trust Series 2021-A B 144A 1.02% 3/20/25 #	4,725,000	4,630,250
Toyota Lease Owner Trust Series 2021-B A3 144A 0.42% 10/21/24 #	1,593,624	1,575,752
Trafigura Securitisation Finance Series 2021-1A A2 144A 1.08% 1/15/25 #	3,850,000	3,568,365
UNIFY Auto Receivables Trust Series 2021-1A A3 144A 0.51% 6/16/25 #	52,051	51,919
Verizon Master Trust
Series 2022-2 A 1.53% 7/20/28	3,707,000	3,480,659
Series 2022-2 B 1.83% 7/20/28	1,665,000	1,557,991
Verizon Owner Trust Series 2020-C A 0.41% 4/21/25	242,248	239,639

Schedule of investments

Delaware Limited-Term Diversified Income Fund

	Principal amount°	Value (US $)
Non-Agency Asset-Backed Securities (continued)
Volkswagen Auto Lease Trust Series 2022-A A3 3.44% 7/21/25	1,950,000	$1,909,873
Total Non-Agency Asset-Backed Securities
(cost $49,342,363)		48,475,640

Sovereign Bonds — 0.09%Δ
Hong Kong — 0.04%
Airport Authority 144A 1.75% 1/12/27 #	200,000	181,149
		181,149
Philippines — 0.05%
Philippine Government International Bond 3.229% 3/29/27	200,000	189,540
		189,540
Total Sovereign Bonds
(cost $399,412)		370,689

US Treasury Obligations — 20.74%
US Treasury Floating Rate Notes 5.418% (USBMMY3M + 0.17%) 4/30/25 •	4,010,000	4,013,294
US Treasury Notes
0.375% 9/15/24	395,000	372,388
3.625% 4/30/28	1,100,000	1,069,019
4.00% 6/30/28	11,700,000	11,636,930
4.125% 6/15/26	44,165,000	43,723,350
4.625% 6/30/25	23,095,000	22,990,802
Total US Treasury Obligations
(cost $84,073,661)		83,805,783
	Number of shares
Short-Term Investments — 5.48%
Money Market Mutual Funds — 5.48%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 4.99%)	5,537,463	5,537,463
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 4.99%)	5,537,463	5,537,463
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 5.14%)	5,537,463	5,537,463

	Number of shares	Value (US $)
Short-Term Investments (continued)
Money Market Mutual Funds (continued)
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 5.03%)	5,537,463	$5,537,463
Total Short-Term Investments
(cost $22,149,852)		22,149,852
Total Value of Securities—102.84%
(cost $426,329,353)		$415,524,739
°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
•	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at June 30, 2023. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their descriptions. The reference rate descriptions (i.e. LIBOR03M, LIBOR06M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At June 30, 2023, the aggregate value of Rule 144A securities was $102,944,890, which represents 25.48% of the Fund's net assets. See Note 8 in “Notes to financial statements."
♦	Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.
~	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Stated rate in effect at June 30, 2023.
μ	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at June 30, 2023. Rate will reset at a future date.
y	Perpetual security. Maturity date represents next call date.
Δ	Securities have been classified by country of risk.

Schedule of investments

Delaware Limited-Term Diversified Income Fund

The following futures contracts were outstanding at June 30, 2023:1

Futures Contracts

Exchange-Traded

							Variation
							Margin
			Notional		Value/	Value/	Due from
		Notional	Cost	Expiration	Unrealized	Unrealized	(Due to)
Contracts to Buy (Sell)		Amount	(Proceeds)	Date	Appreciation	Depreciation	Brokers
388	US Treasury 2 yr Notes	$78,897,375	$80,003,763	9/29/23	$—	$(1,106,388)	$(12,125)
(12)	US Treasury 5 yr Notes	(1,285,125)	(1,311,346)	9/29/23	26,221	—	—
Total Futures Contracts			$78,692,417		$26,221	$(1,106,388)	$(12,125)

The use of futures contracts involves elements of market risk and risks in excess of the amounts disclosed in the financial statements. The notional amounts presented above represent the Fund's total exposure in such contracts, whereas only the variation margin is reflected in the Fund's net assets.

1 See Note 6 in “Notes to financial statements.”

Summary of abbreviations:

CLO – Collateralized Loan Obligation

DAC – Designated Activity Company

DIFC – Dubai International Financial Centre

FREMF – Freddie Mac Multifamily

ICE – Intercontinental Exchange, Inc.

LIBOR – London Interbank Offered Rate

LIBOR03M – ICE LIBOR USD 3 Month

LIBOR06M – ICE LIBOR USD 6 Month

REMIC – Real Estate Mortgage Investment Conduit

S.F. – Single Family

SOFR – Secured Overnight Financing Rate

USBMMY3M – US Treasury 3 Month Bill Money Market Yield

USD – US Dollar

yr – Year

See accompanying notes, which are an integral part of the financial statements.

Statement of assets and liabilities

Delaware Limited-Term Diversified Income Fund	June 30, 2023 (Unaudited)

Assets:
Investments, at value*	$415,524,739
Cash	129,135
Cash collateral due from brokers	489,940
Receivable for securities sold	5,333,491
Dividends and interest receivable	2,460,438
Receivable for fund shares sold	283,123
Prepaid expenses	34,546
Other assets	3,335
Total Assets	424,258,747
Liabilities:
Payable for securities purchased	19,060,112
Payable for fund shares redeemed	640,680
Other accrued expenses	260,667
Distribution payable	80,741
Investment management fees payable to affiliates	54,077
Distribution fees payable to affiliates	48,161
Administration expenses payable to affiliates	36,282
Variation margin due to broker on future contracts	12,125
Total Liabilities	20,192,845
Total Net Assets	$404,065,902

Net Assets Consist of:
Paid-in capital	$511,234,314
Total distributable earnings (loss)	(107,168,412)
Total Net Assets	$404,065,902

Statement of assets and liabilities

Delaware Limited-Term Diversified Income Fund

Net Asset Value

Class A:
Net assets	$197,347,041
Shares of beneficial interest outstanding, unlimited authorization, no par	25,665,600
Net asset value per share	$7.69
Sales charge	2.75%
Offering price per share, equal to net asset value per share / (1 - sales charge)	$7.91

Class C:
Net assets	$8,482,658
Shares of beneficial interest outstanding, unlimited authorization, no par	1,104,444
Net asset value per share	$7.68

Class R:
Net assets	$719,737
Shares of beneficial interest outstanding, unlimited authorization, no par	93,644
Net asset value per share	$7.69

Institutional Class:
Net assets	$172,267,402
Shares of beneficial interest outstanding, unlimited authorization, no par	22,420,009
Net asset value per share	$7.68

Class R6:
Net assets	$25,249,064
Shares of beneficial interest outstanding, unlimited authorization, no par	3,287,828
Net asset value per share	$7.68

*Investments, at cost	$426,329,353

See accompanying notes, which are an integral part of the financial statements.

Statement of operations

Delaware Limited-Term Diversified Income Fund	Six months ended June 30, 2023 (Unaudited)

Investment Income:
Interest	$7,170,348
Dividends	217,023
7,387,371

Expenses:
Management fees	1,042,250
Distribution expenses — Class A	254,376
Distribution expenses — Class C	44,340
Distribution expenses — Class R	1,847
Dividend disbursing and transfer agent fees and expenses	207,888
Accounting and administration expenses	51,964
Registration fees	41,692
Reports and statements to shareholders expenses	33,975
Legal fees	33,071
Audit and tax fees	23,905
Custodian fees	10,217
Trustees’ fees and expenses	6,549
Other	32,082
1,784,156
Less expenses waived	(687,785)
Less waived distribution expenses — Class A	(67,183)
Less expenses paid indirectly	(135)
Total operating expenses	1,029,053
Net Investment Income (Loss)	6,358,318

Statement of operations

Delaware Limited-Term Diversified Income Fund

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	$(4,435,795)
Futures contracts	(239,609)
Swap contracts	(490)
Net realized gain (loss)	(4,675,894)

Net change in unrealized appreciation (depreciation) on:
Investments	5,320,370
Foreign currencies	1,126
Futures contracts	(1,128,638)
Net change in unrealized appreciation (depreciation)	4,192,858
Net Realized and Unrealized Gain (Loss)	(483,036)
Net Increase (Decrease) in Net Assets Resulting from Operations	$5,875,282

See accompanying notes, which are an integral part of the financial statements.

Statements of changes in net assets

Delaware Limited-Term Diversified Income Fund

	Six months ended 6/30/23 (Unaudited)	Year ended 12/31/22
Increase (Decrease) in Net Assets from Operations:
Net investment income (loss)	$6,358,318	$7,925,685
Net realized gain (loss)	(4,675,894)	(10,309,704)
Net change in unrealized appreciation (depreciation)	4,192,858	(17,983,046)
Net increase (decrease) in net assets resulting from operations	5,875,282	(20,367,065)

Dividends and Distributions to Shareholders from:
Distributable earnings:
Class A	(3,372,281)	(5,546,328)
Class C	(110,422)	(155,545)
Class R	(11,057)	(15,526)
Institutional Class	(3,332,110)	(5,199,946)
Class R6	(234,049)	(134,184)
	(7,059,919)	(11,051,529)
Capital Share Transactions:
Proceeds from shares sold:
Class A	5,634,581	31,822,245
Class C	409,980	3,548,179
Class R	33,265	74,195
Institutional Class	37,273,220	75,904,229
Class R6	22,136,488	598,055

Statements of changes in net assets

Delaware Limited-Term Diversified Income Fund

	Six months ended 6/30/23 (Unaudited)	Year ended 12/31/22
Capital Share Transactions (continued):
Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	$3,231,121	$5,324,399
Class C	108,273	153,156
Class R	10,952	15,326
Institutional Class	2,810,537	4,053,271
Class R6	231,218	134,191
	71,879,635	121,627,246
Cost of shares redeemed:
Class A	(27,343,961)	(64,715,473)
Class C	(1,354,249)	(5,018,751)
Class R	(64,941)	(136,755)
Institutional Class	(66,873,077)	(79,907,521)
Class R6	(1,770,820)	(1,392,319)
	(97,407,048)	(151,170,819)
Decrease in net assets derived from capital share transactions	(25,527,413)	(29,543,573)
Net Decrease in Net Assets	(26,712,050)	(60,962,167)

Net Assets:
Beginning of period	430,777,952	491,740,119
End of period	$404,065,902	$430,777,952

See accompanying notes, which are an integral part of the financial statements.

Financial highlights

Delaware Limited-Term Diversified Income Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Return of capital
Total dividends and distributions

Net asset value, end of period

Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[5]
Ratio of expenses to average net assets prior to fees waived[5]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Amount is less than $(0.005) per share.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during all of the periods shown reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.
[5]	Expense ratios do not include expenses of any investment companies in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

Six months ended 6/30/23[1]	Year ended
(Unaudited)	12/31/22	12/31/21	12/31/20	12/31/19	12/31/18
$7.71	$8.25	$8.44	$8.27	$8.14	$8.46

0.11	0.13	0.07	0.11	0.21	0.20
—	(0.48)	(0.11)	0.23	0.15	(0.29)
0.11	(0.35)	(0.04)	0.34	0.36	(0.09)

(0.13)	(0.19)	(0.15)	(0.14)	(0.20)	(0.19)
—	—	— [3]	(0.03)	(0.03)	(0.04)
(0.13)	(0.19)	(0.15)	(0.17)	(0.23)	(0.23)

$7.69	$7.71	$8.25	$8.44	$8.27	$8.14

1.39%	(4.26)%	(0.45)%	4.16%	4.51%	(1.08)%

$197,347	$216,299	$260,162	$148,185	$137,798	$168,003
0.56%	0.53%	0.54%	0.54%	0.54%	0.60%
0.96%	0.96%	0.95%	0.96%	0.96%	0.95%
2.98%	1.71%	0.89%	1.32%	2.58%	2.46%
2.58%	1.28%	0.48%	0.90%	2.16%	2.11%
62%	110%	205%	224%	123%	130%

Financial highlights

Delaware Limited-Term Diversified Income Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Return of capital
Total dividends and distributions

Net asset value, end of period

Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[5]
Ratio of expenses to average net assets prior to fees waived[5]
Ratio of net investment income to average net assets
Ratio of net investment income (loss) to average net assets prior to fees waived
Portfolio turnover
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Amount is less than $(0.005) per share.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during the period reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.
[5]	Expense ratios do not include expenses of any investment companies in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

Six months ended 6/30/23[1]	Year ended
(Unaudited)	12/31/22	12/31/21	12/31/20	12/31/19	12/31/18
$7.70	$8.24	$8.44	$8.27	$8.14	$8.45

0.08	0.07	—	0.04	0.14	0.13
—	(0.49)	(0.12)	0.23	0.15	(0.28)
0.08	(0.42)	(0.12)	0.27	0.29	(0.15)

(0.10)	(0.12)	(0.08)	(0.07)	(0.13)	(0.12)
—	—	— [3]	(0.03)	(0.03)	(0.04)
(0.10)	(0.12)	(0.08)	(0.10)	(0.16)	(0.16)

$7.68	$7.70	$8.24	$8.44	$8.27	$8.14

0.98%	(5.08)%	(1.41)%	3.28%	3.63%	(1.80)%

$8,483	$9,339	$11,355	$22,565	$36,977	$64,324
1.39%	1.38%	1.39%	1.39%	1.39%	1.45%
1.71%	1.71%	1.70%	1.71%	1.71%	1.70%
2.15%	0.86%	0.04%	0.47%	1.73%	1.61%
1.83%	0.53%	(0.27)%	0.15%	1.41%	1.36%
62%	110%	205%	224%	123%	130%

Financial highlights

Delaware Limited-Term Diversified Income Fund Class R

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Return of capital
Total dividends and distributions

Net asset value, end of period

Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[5]
Ratio of expenses to average net assets prior to fees waived[5]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Amount is less than $(0.005) per share.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.
[5]	Expense ratios do not include expenses of any investment companies in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

Six months ended 6/30/23[1]	Year ended
(Unaudited)	12/31/22	12/31/21	12/31/20	12/31/19	12/31/18
$7.71	$8.25	$8.44	$8.28	$8.14	$8.46

0.10	0.11	0.04	0.08	0.18	0.18
—	(0.49)	(0.11)	0.22	0.16	(0.30)
0.10	(0.38)	(0.07)	0.30	0.34	(0.12)

(0.12)	(0.16)	(0.12)	(0.11)	(0.17)	(0.16)
—	—	— [3]	(0.03)	(0.03)	(0.04)
(0.12)	(0.16)	(0.12)	(0.14)	(0.20)	(0.20)

$7.69	$7.71	$8.25	$8.44	$8.28	$8.14

1.23%	(4.59)%	(0.80)%	3.66%	4.27%	(1.43)%

$720	$743	$843	$946	$1,586	$2,753
0.89%	0.88%	0.89%	0.89%	0.89%	0.95%
1.21%	1.21%	1.20%	1.21%	1.21%	1.20%
2.65%	1.36%	0.54%	0.97%	2.23%	2.11%
2.33%	1.03%	0.23%	0.65%	1.91%	1.86%
62%	110%	205%	224%	123%	130%

Financial highlights

Delaware Limited-Term Diversified Income Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Return of capital
Total dividends and distributions

Net asset value, end of period

Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[5]
Ratio of expenses to average net assets prior to fees waived[5]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Amount is less than $(0.005) per share.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.
[5]	Expense ratios do not include expenses of any investment companies in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

Six months ended 6/30/23[1]	Year ended
(Unaudited)	12/31/22	12/31/21	12/31/20	12/31/19	12/31/18
$7.71	$8.25	$8.44	$8.27	$8.14	$8.46

0.12	0.15	0.09	0.12	0.23	0.22
(0.02)	(0.49)	(0.12)	0.23	0.15	(0.30)
0.10	(0.34)	(0.03)	0.35	0.38	(0.08)

(0.13)	(0.20)	(0.16)	(0.15)	(0.22)	(0.20)
—	—	— [3]	(0.03)	(0.03)	(0.04)
(0.13)	(0.20)	(0.16)	(0.18)	(0.25)	(0.24)

$7.68	$7.71	$8.25	$8.44	$8.27	$8.14

1.35%	(4.12)%	(0.30)%	4.31%	4.67%	(0.93)%

$172,267	$199,497	$213,457	$262,775	$249,667	$240,614
0.39%	0.38%	0.39%	0.39%	0.39%	0.45%
0.71%	0.71%	0.70%	0.71%	0.71%	0.70%
3.15%	1.86%	1.04%	1.47%	2.73%	2.61%
2.83%	1.53%	0.73%	1.15%	2.41%	2.36%
62%	110%	205%	224%	123%	130%

Financial highlights

Delaware Limited-Term Diversified Income Fund Class R6

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Return of capital
Total dividends and distributions

Net asset value, end of period

Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[5]
Ratio of expenses to average net assets prior to fees waived[5]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Amount is less than $(0.005) per share.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.
[5]	Expense ratios do not include expenses of any investment companies in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

Six months ended 6/30/23[1]	Year ended
(Unaudited)	12/31/22	12/31/21	12/31/20	12/31/19	12/31/18
$7.70	$8.24	$8.44	$8.27	$8.14	$8.45

0.13	0.15	0.09	0.13	0.23	0.22
(0.01)	(0.48)	(0.12)	0.23	0.15	(0.28)
0.12	(0.33)	(0.03)	0.36	0.38	(0.06)

(0.14)	(0.21)	(0.17)	(0.16)	(0.22)	(0.21)
—	—	— [3]	(0.03)	(0.03)	(0.04)
(0.14)	(0.21)	(0.17)	(0.19)	(0.25)	(0.25)

$7.68	$7.70	$8.24	$8.44	$8.27	$8.14

1.51%	(4.06)%	(0.36)%	4.38%	4.74%	(0.75)%

$25,249	$4,900	$5,923	$4,646	$3,059	$1,631
0.32%	0.32%	0.32%	0.32%	0.32%	0.38%
0.66%	0.65%	0.63%	0.63%	0.64%	0.62%
3.22%	1.92%	1.10%	1.54%	2.80%	2.68%
2.88%	1.59%	0.79%	1.23%	2.48%	2.44%
62%	110%	205%	224%	123%	130%

Notes to financial statements

Delaware Limited-Term Diversified Income Fund	June 30, 2023 (Unaudited)

Delaware Group® Limited-Term Government Funds (Trust) is organized as a Delaware statutory trust and offers three series: Delaware Limited-Term Diversified Income Fund, Delaware Tax-Free New Jersey Fund, and Delaware Tax-Free Oregon Fund. These financial statements pertain to Delaware Limited-Term Diversified Income Fund (Fund). The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940 as amended (1940 Act), and offers Class A, Class C, Class R, Institutional Class, and Class R6 shares. Class A shares are sold with a maximum front-end sales charge of 2.75%. There is no front-end sales charge when you purchase $1 Million or more of Class A shares. However, if Delaware Distributors, L.P. (DDLP) paid your financial intermediary a commission on your purchase of $1 million or more of Class A shares, you will have to pay a limited contingent deferred sales charge (Limited CDSC) of 1.00% if you redeem these shares within the first 18 months after your purchase; unless a specific waiver of the Limited CDSC applies. Class C shares have no upfront sales charge, but are sold with a contingent deferred sales charge (CDSC) of 1.00%, which will be incurred if redeemed during the first 12 months. Class R, Institutional Class, and Class R6 shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors. In addition, Class R6 shares do not pay any service fees, sub-accounting fees, and/or sub-transfer agency fees to any brokers, dealers, or other financial intermediaries.

1. Significant Accounting Policies

The Fund follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services — Investment Companies. The following accounting policies are in accordance with US generally accepted accounting principles (US GAAP) and are consistently followed by the Fund.

Security Valuation — Equity securities and exchange-traded funds (ETFs), except those traded on the Nasdaq Stock Market LLC (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities and ETFs traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security or ETF does not trade, the mean between the bid and the ask prices will be used, which approximates fair value. Equity securities listed on a foreign exchange are normally valued at the last quoted sales price on the valuation date. Debt securities and credit default swap (CDS) contracts are valued based upon valuations provided by an independent pricing service or broker/counterparty and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. US government and agency securities are valued at the mean between the bid and the ask prices, which approximates fair value. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Open-end investment, other than ETFs, companies are valued at their published net asset value (NAV). For asset-backed securities, collateralized mortgage obligations (CMOs), commercial mortgage securities, and US government agency mortgage securities, pricing vendors utilize matrix pricing which considers prepayment speed, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity, and type as well as broker/dealer-supplied prices. Swap prices are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades, and values of the underlying reference instruments. Foreign currency exchange contracts are valued at the mean between the bid and the ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Futures contracts and options on futures contracts are valued at the daily quoted settlement prices. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund's valuation designee, Delaware Management Company (DMC). Subject to the oversight of the Trust's Board of Trustees (Board), DMC, as valuation designee, has adopted policies and procedures to fair value securities for which market quotations are not readily available consistent with the requirements of Rule 2a-5 under the 1940 Act. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. Restricted securities and private placements are valued at fair value.

Federal Income Taxes — No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken or expected to be taken on the Fund’s federal income tax returns through the six months ended June 30, 2023, and for all open tax years (years ended December 31, 2020–December 31, 2022), and has concluded that no provision for federal income tax is required in the Fund’s financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in “Other” on the “Statement of operations.” During the six months ended June 30, 2023, the Fund did not incur any interest or tax penalties.

Class Accounting — Investment income and common expenses are allocated to the various classes of the Fund on the basis of “settled shares” of each class in relation to the net assets of the Fund. Realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class. Class R6 shares will not be allocated any expenses related to service fees, sub-accounting fees, and/or sub-transfer agency fees paid to brokers, dealers, or other financial intermediaries.

Notes to financial statements

Delaware Limited-Term Diversified Income Fund

1. Significant Accounting Policies (continued)

To Be Announced Trades (TBA) — The Fund may contract to purchase or sell securities for a fixed price at a transaction date beyond the customary settlement period (examples: when issued, delayed delivery, forward commitment, or TBA transactions) consistent with the Fund’s ability to manage its investment portfolio and meet redemption requests. These transactions involve a commitment by the Fund to purchase or sell securities for a predetermined price or yield with payment and delivery taking place more than three days in the future, or after a period longer than the customary settlement period for that type of security. No interest will be earned by the Fund on such purchases until the securities are delivered or the transaction is completed; however, the market value may change prior to delivery.

Foreign Currency Transactions — Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with the Fund's prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into US dollars at the exchange rate of such currencies against the US dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund generally bifurcates that portion of realized gains and losses on investments in debt securities which is due to changes in foreign exchange rates from that which is due to changes in market prices of debt securities. That portion of gains (losses), attributable to changes in foreign exchange rates, is included on the “Statement of operations” under “Net realized gain (loss) on foreign currencies.” For foreign equity securities, the realized gains and losses are included on the “Statement of operations” under “Net realized gain (loss) on investments.” The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Derivative Financial Instruments — The Fund may invest in various derivative financial instruments. These instruments are used to obtain exposure to a security, commodity, index, market, and/or other assets without owning or taking physical custody of securities, commodities and/or other referenced assets or to manage market, equity, credit, interest rate, foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage and involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the instrument. Pursuant to Rule 18f-4 under the 1940 Act, among other things, the Fund must either use derivative financial instruments with embedded leverage in a limited manner or comply with an outer limit on fund leverage risk based on value-at-risk. The Fund's successful use of a derivative financial instrument depends on the investment adviser's ability to predict pertinent market movements accurately, which cannot be assured. The use of these instruments may result in losses greater than if they had not been used, may limit the amount of appreciation the Fund can realize on an investment and/or may result in lower distributions paid to shareholders. The Fund's investments in these instruments, if any, are discussed in detail in the Notes to financial statements.

Segregation and Collateralization — In certain cases, based on requirements and agreements with certain exchanges and third-party broker-dealers, the Fund may deliver or receive collateral in connection with certain investments (e.g., futures contracts, foreign currency exchange contracts, options written, securities with extended settlement periods, and swaps). Certain countries require that cash reserves be held while investing in companies incorporated in that country. These cash reserves and cash collateral that has been pledged/received to cover obligations of the Fund under derivative contracts, if any, will be reported separately on the “Statement of assets and liabilities” as cash collateral due to/from broker. Securities collateral pledged for the same purpose, if any, is noted on the “Schedule of investments.”

Use of Estimates — The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other — Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Funds by Macquarie® (Delaware Funds) are generally allocated among such funds on the basis of average net assets. Management fees and certain other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Income and capital gain distributions from any Underlying Funds in which the Fund invests are recorded on the ex-dividend date. Discounts and premiums on debt securities are accreted or amortized to interest income, respectively, over the lives of the respective securities using the effective interest method. Premiums on callable debt securities are amortized to interest income to the earliest call date using the effective interest method. Realized gains (losses) on paydowns of asset- and mortgage-backed securities are classified as interest income. The Fund may pay foreign capital gains taxes on certain foreign securities held, which are reported as components of realized losses for financial reporting purposes, whereas such components are treated as ordinary loss for federal income tax purposes. The Fund declares dividends daily from net investment income and pays the dividends monthly and declares and pays distributions from net realized gain on investments, if any, at least annually. The Fund may distribute more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

The Fund receives earnings credits from its transfer agent when positive cash balances are maintained, which may be used to offset transfer agent fees. If the amount earned is greater than $1, the expenses paid under this arrangement are included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses” with the corresponding expenses offset included under “Less expenses paid indirectly.”

Notes to financial statements

Delaware Limited-Term Diversified Income Fund

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates

In accordance with the terms of its investment management agreement, the Fund pays DMC, a series of Macquarie Investment Management Business Trust and the investment manager, an annual fee which is calculated daily and paid monthly at the rates of 0.50% on the first $500 million of average daily net assets of the Fund, 0.475% on the next $500 million, 0.45% on the next $1.5 billion, and 0.425% on average daily net assets in excess of $2.5 billion.

DMC has contractually agreed to waive all or a portion of its management fee and/or pay/reimburse expenses (excluding any distribution and service (12b-1) fees, acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations), in order to prevent total annual fund operating expenses from exceeding 0.39% of the Fund’s Class A, Class C, Class R, and Institutional Class average daily net assets and 0.32% of the Fund’s Class R6 shares average daily net assets from January 1, 2022 through December 31, 2022.* For purposes of these waivers and reimbursements, nonroutine expenses may also include such additional costs and expenses, as may be agreed upon from time to time by the Board and DMC. These waivers and reimbursements apply only to expenses paid directly by the Fund and may only be terminated by agreement of DMC and the Fund. The waivers and reimbursements are accrued daily and received monthly.

DMC may seek investment advice and recommendations from its affiliates: Macquarie Investment Management Europe Limited, Macquarie Investment Management Austria Kapitalanlage AG, and Macquarie Investment Management Global Limited (MIMGL) (together, the “Affiliated Sub-Advisors”). DMC may also permit these Affiliated Sub-Advisors to execute Fund security trades on its behalf and exercise investment discretion for securities in certain markets where DMC believes it will be beneficial to utilize an Affiliated Sub-Advisor’s specialized market knowledge. Although the Affiliated Sub-Advisors serve as sub-advisors, DMC has ultimate responsibility for all investment advisory services. For these services, DMC, not the Fund, pays each Affiliated Sub-Advisor a portion of its investment management fee.

Delaware Investments Fund Services Company (DIFSC), an affiliate of DMC, provides fund accounting and financial administrative oversight services to the Fund. For these services, DIFSC’s fees are calculated daily and paid monthly, based on the aggregate daily net assets of all funds within the Delaware Funds at the following annual rates: 0.00475% of the first $35 billion; 0.0040% of the next $10 billion; 0.0025% of the next $45 billion; and 0.0015% of aggregate average daily net assets in excess of $90 billion (Total Fee). Each fund in the Delaware Funds pays a minimum of $4,000, which, in aggregate, is subtracted from the Total Fee. Each fund then pays its portion of the remainder of the Total Fee on a relative NAV basis. This amount is included on the “Statement of operations” under “Accounting and administration expenses.” For the six months ended June 30, 2023, the Fund paid $8,167 for these services.

DIFSC is also the transfer agent and dividend disbursing agent of the Fund. For these services, DIFSC’s fees are calculated daily and paid monthly, based on the aggregate daily net assets of the retail funds within the Delaware Funds at the following annual rates: 0.014% of the first $20 billion; 0.011% of the next $5 billion; 0.007% of the next $5 billion; 0.004% of the next $20 billion; 0.002% of the next $25 billion; and 0.0015% of average daily net assets in excess of $75 billion. The fees payable to DIFSC under the shareholder services agreement described above are allocated among all retail funds in the Delaware Funds on a relative NAV basis. This amount is included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses.” For the six months ended June 30, 2023, the Fund paid $13,231 for these services. Pursuant to a sub-transfer agency agreement between DIFSC and BNY Mellon Investment Servicing (US) Inc. (BNYMIS), BNYMIS provides certain sub-transfer agency services to the Fund. Sub-transfer agency fees are paid by the Fund and are also included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses.” The fees that are calculated daily and paid as invoices are received on a monthly or quarterly basis.

Pursuant to a distribution agreement and distribution plan, the Fund pays DDLP, the distributor and an affiliate of DMC, an annual 12b-1 fee of 0.25%, 1.00%, and 0.50% of the average daily net assets of the Class A, Class C, and Class R shares, respectively. The fees are calculated daily and paid monthly. DDLP has contractually agreed to waive Class A shares’ 12b-1 fee to 0.15% of average daily net assets from January 1, 2022 through June 30, 2023.* The waiver is calculated daily and received monthly. Institutional Class and Class R6 shares do not pay 12b-1 fees.

As provided in the investment management agreement, the Fund bears a portion of the cost of certain resources shared with DMC, including the cost of internal personnel of DMC and/or its affiliates that provide legal and regulatory reporting services to the Fund. This amount is included on the “Statement of operations” under “Legal fees.” For the six months ended June 30, 2023, the Fund paid $6,254 for internal legal and regulatory reporting services provided by DMC and/or its affiliates’ employees.

For the six months ended June 30, 2023, DDLP earned $3,940 for commissions on sales of the Fund’s Class A shares. For the six months ended June 30, 2023, DDLP received gross CDSC commissions of $16 and $61 on redemptions of the Fund’s Class A and Class C shares, and these commissions were entirely used to offset upfront commissions previously paid by DDLP to broker/dealers on sales of those shares.

Trustees’ fees include expenses accrued by the Fund for each Trustee’s retainer and meeting fees. Certain officers of DMC, DIFSC, and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Fund.

In addition to the management fees and other expenses of the Fund, the Fund indirectly bears the investment management fees and other expenses of any Underlying Funds, including ETFs in which it invests. The amount of these fees and expenses incurred indirectly by the Fund will

Notes to financial statements

Delaware Limited-Term Diversified Income Fund

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates (continued)

vary based upon the expense and fee levels of any Underlying Funds and the number of shares that are owned of any Underlying Funds at different times.

*The aggregate contractual waiver period covering this report is from May 1, 2022 through April 30, 2024.

3. Investments

For the six months ended June 30, 2023, the Fund made purchases and sales of investment securities other than short-term investments as follows:

Purchases other than US government securities	$39,349,850
Purchases of US government securities	216,494,767
Sales other than US government securities	92,918,631
Sales of US government securities	191,430,467

At June 30, 2023, the cost and unrealized appreciation (depreciation) of investments and derivatives for federal income tax purposes have been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2023, the cost and unrealized appreciation (depreciation) of investments for the Fund were as follows:

Cost of investments and derivatives	$505,078,190
Aggregate unrealized appreciation of investments and derivatives	$4,157,165
Aggregate unrealized depreciation of investments and derivatives	(16,098,366)
Net unrealized depreciation of investments and derivatives	$(11,941,201)

At December 31, 2022, the Fund has capital loss carryforwards available to offset future realized capital gains as follows:

Loss carryforward character
Short-term	Long-term	Total
$22,547,726	$63,301,220	$85,848,946

US GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Fund's investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized as follows:

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, and exchange-traded options contracts)
Level 2 –	Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, and fair valued securities)
Level 3 –	Significant unobservable inputs, including the Fund's own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities and fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of June 30, 2023:

	Level 1	Level 2	Total
Securities
Assets:
Agency Collateralized Mortgage Obligations	$—	$5,182,862	$5,182,862
Agency Commercial Mortgage-Backed Securities	—	5,238,294	5,238,294
Agency Mortgage-Backed Securities	—	22,901,350	22,901,350
Collateralized Debt Obligations	—	36,376,329	36,376,329
Corporate Bonds	—	191,023,940	191,023,940
Non-Agency Asset-Backed Securities	—	48,475,640	48,475,640
Sovereign Bonds	—	370,689	370,689
US Treasury Obligations	—	83,805,783	83,805,783
Short-Term Investments	22,149,852	—	22,149,852
Total Value of Securities	$22,149,852	$393,374,887	$415,524,739

Notes to financial statements

Delaware Limited-Term Diversified Income Fund

3. Investments (continued)

	Level 1	Level 2	Total
Derivatives[1]
Assets:
Futures Contracts	$26,221	$—	$26,221
Liabilities:
Futures Contracts	$(1,106,388)	$—	$(1,106,388)

1Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument at the period end.

During the six months ended June 30, 2023, there were no transfers into or out of Level 3 investments. The Fund's policy is to recognize transfers into or out of Level 3 investments based on fair value at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning or end of the period in relation to the Fund's net assets. During the period ended June 30, 2023, there were no Level 3 investments.

4. Capital Shares

Transactions in capital shares were as follows:

	Six months ended	Year ended
	6/30/23	12/31/22
Shares sold:
Class A	726,403	4,039,237
Class C	52,956	454,886
Class R	4,297	9,455
Institutional Class	4,808,400	9,669,965
Class R6	2,850,911	75,973

Shares issued upon reinvestment of dividends and distributions:
Class A	417,433	679,355
Class C	14,004	19,598
Class R	1,415	1,958
Institutional Class	363,257	517,582
Class R6	29,963	17,133
	9,269,039	15,485,142

	Six months
	ended	Year ended
	6/30/23	12/31/22
Shares redeemed:
Class A	(3,528,430)	(8,193,742)
Class C	(174,909)	(639,533)
Class R	(8,413)	(17,234)
Institutional Class	(8,639,259)	(10,183,371)
Class R6	(229,222)	(175,559)
	(12,580,233)	(19,209,439)
Net decrease	(3,311,194)	(3,724,297)

Certain shareholders may exchange shares of one class for shares of another class in the same Fund. These exchange transactions are included as subscriptions and redemptions in the table above and on the “Statements of changes in net assets.” For the six months ended June 30, 2023 and 2022 the Fund had the following exchange transactions:

	Exchange Redemptions			Exchange Subscriptions
	Class A Shares	Class C Shares	Institutional Class Shares	Class A Shares	Institutional Class Shares	Class R Shares	Value
Six months ended
6/30/23	119,235	6,119	91,377	23,073	122,154	71,706	$1,682,978
Year ended
12/31/22	2,098	2,330	2,665	4,992	2,101	—	55,211

5. Line of Credit

The Fund, along with certain other funds in the Delaware Funds (Participants), is a participant in a $355,000,000 revolving line of credit (Agreement) intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the Agreement, the Participants are charged an annual commitment fee of 0.15%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants are permitted to borrow up to a maximum of one-third of their net assets under the Agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the Agreement expires on October 30, 2023.

The Fund had no amounts outstanding as of June 30, 2023, or at any time during the period then ended.

6. Derivatives

US GAAP requires disclosures that enable investors to understand: (1) how and why an entity uses derivatives; (2) how they are accounted for; and (3) how they affect an entity’s results of operations and financial position.

Notes to financial statements

Delaware Limited-Term Diversified Income Fund

6. Derivatives (continued)

Futures Contracts — A futures contract is an agreement in which the writer (or seller) of the contract agrees to deliver to the buyer an amount of cash or securities equal to a specific dollar amount times the difference between the value of a specific security or index at the close of the last trading day of the contract and the price at which the agreement is made. The Fund may use futures contracts in the normal course of pursuing its investment objective. The Fund may invest in futures contracts to hedge its existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions. Upon entering into a futures contract, the Fund deposits cash or pledges US government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default. At December 31, 2022, the Fund posted $489,940 in cash as collateral for open futures contracts, which is included in “Cash collateral due from brokers” on the “Statement of assets and liabilities".

During the six months ended June 30, 2023, the Fund entered into futures contracts to hedge the Fund’s existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions.

Swap Contracts — The Fund may enter into CDS contracts in the normal course of pursuing its investment objective. The Fund may enter into CDS contracts in order to hedge against a credit event, to enhance total return, or to gain exposure to certain securities or markets. The Fund will not be permitted to enter into any swap transactions unless, at the time of entering into such transactions, the unsecured long-term debt of the actual counterparty, combined with any credit enhancements, is rated at least BBB- by Standard & Poor’s Financial Services LLC (S&P) or Baa3 by Moody’s Investors Service, Inc. (Moody’s) or is determined to be of equivalent credit quality by DMC.

Credit Default Swaps. A CDS contract is a risk-transfer instrument through which one party (purchaser of protection) transfers to another party (seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular reference security or basket of securities (such as an index). In exchange for the protection offered by the seller of protection, the purchaser of protection agrees to pay the seller of protection a periodic amount at a stated rate that is applied to the notional amount of the CDS contract. In addition, an upfront payment may be made or received by the Fund in connection with an unwinding or assignment of a CDS contract. Upon the occurrence of a credit event, the seller of protection would pay the par (or other agreed-upon) value of the reference security (or basket of securities) to the counterparty. Credit events generally include, among others, bankruptcy, failure to pay, and obligation default.

During the six months ended June 30, 2023, the Fund entered into CDS contracts as a purchaser of protection. Periodic payments (receipts) on such contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon payment (receipt), such amounts are recorded as realized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded daily as unrealized appreciation or depreciation. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of the agreement. Initial margin and variation margin are posted to central counterparties for centrally cleared CDS basket trades, as determined by the applicable central counterparty. During the six months ended June 30, 2023, the Fund did not enter into any CDS contracts as a seller of protection.

CDS contracts may involve greater risks than if the Fund had invested in the reference obligation directly. CDS contracts are subject to general market risk, liquidity risk, counterparty risk, and credit risk. The Fund’s maximum risk of loss from counterparty credit risk, either as the seller of protection or the buyer of protection, is the fair value of the contract. This risk is mitigated by (1) for bilateral swap contracts, having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty, and (2) for cleared swaps, trading these instruments through a central counterparty. No CDS contracts were outstanding at June 30, 2023.

Swaps Generally. For centrally cleared swaps, payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The value of open swaps may differ from that which would be realized in the event the Fund terminated its position in the contract on a given day. Risks of entering into these contracts include the potential inability of the counterparty to meet the terms of the contracts. This type of risk is generally limited to the amount of favorable movement in the value of the underlying security, instrument, or basket of instruments, if any, at the day of default. Risks also arise from potential losses from adverse market movements and such losses could exceed the unrealized amounts shown on the “Schedule of investments.”

Notes to financial statements

Delaware Limited-Term Diversified Income Fund

6. Derivatives (continued)

During the period ended June 30, 2023, the Series experienced unrealized gains or losses attributable to futures holdings, which are disclosed on the “Statement of assets and liabilities”.

The effect of derivative instruments on the “Statement of operations” for the six months ended June 30, 2023 was as follows:

	Net Realized Gain (Loss) on:
	Futures Contracts	Swap Contracts	Total
Interest rate contracts	$(239,609)	$—	$(239,609)
Credit contracts	—	(490)	(490)
Total	$(239,609)	$(490)	$(240,099)
Net Change in Unrealized Appreciation (Depreciation) on:
Futures
Contracts
Interest rate contracts	$(1,128,638)

The table below summarizes the average daily balance of derivative holdings by the Fund during the six months ended June 30, 2023:

	Long Derivative	Short Derivative
	Volume	Volume
Futures contracts (average notional value)	67,606,529	4,536,598

7. Securities Lending

The Fund, along with other funds in the Delaware Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (1) 102% with respect to US securities and foreign securities that are denominated and payable in US dollars; and (2) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day, which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon the request of the borrower, BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security on any particular day, may be more or less than the value of the security on loan. The collateral percentage with respect to the market value of the loaned security is determined by the security lending agent.

Cash collateral received by the Fund is generally invested in an individual separate account. The investment guidelines permit each separate account to hold certain securities that would be considered eligible securities for a money market fund. Cash collateral received is generally invested in government securities; certain obligations issued by government sponsored enterprises; repurchase agreements collateralized by US Treasury securities; obligations issued by the central government of any Organization for Economic Cooperation and Development (OECD) country or its agencies, instrumentalities, or establishments; obligations of supranational organizations; commercial paper, notes, bonds, and other debt obligations; certificates of deposit, time deposits, and other bank obligations; certain money market funds; and asset-backed securities. The Fund can also accept US government securities and letters of credit (non-cash collateral) in connection with securities loans.

In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund or, at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends or interest, as applicable, on the securities loaned and is subject to changes in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Fund, the security lending agent, and the borrower. The Fund records security lending income net of allocations to the security lending agent and the borrower.

The Fund may incur investment losses as a result of investing securities lending collateral. This could occur if an investment in the collateral investment account defaulted or became impaired. Under those circumstances, the value of the Fund's cash collateral account may be less than the amount the Fund would be required to return to the borrowers of the securities and the Fund would be required to make up for this shortfall.

At June 30, 2023, the Fund had no securities out on loan.

8. Credit and Market Risk

The global outbreak of COVID-19 resulted in travel restrictions, closed international borders, enhanced health screenings at ports of entry and elsewhere, disruption of and delays in healthcare service preparation and delivery, prolonged quarantines, cancellations, supply chain disruptions, and lower consumer demand, as well as general concern and uncertainty. The

Notes to financial statements

Delaware Limited-Term Diversified Income Fund

8. Credit and Market Risk (continued)

impact of COVID-19, and other infectious illness outbreaks that may arise in the future, could adversely affect the economies of many nations or the entire global economy, individual issuers and capital markets in ways that cannot necessarily be foreseen. In addition, the impact of infectious illnesses in emerging market countries may be greater due to generally less established healthcare systems. Public health crises caused by the COVID-19 outbreak may exacerbate other pre-existing political, social and economic risks in certain countries or globally. The duration of the outbreak, its full economic impact and ongoing effects at the macro-level and on individual businesses are unpredictable and may result in significant and prolonged effects on a Fund's performance.

Investments in equity securities in general are subject to market risks that may cause their prices to fluctuate over time. Fluctuations in the value of equity securities in which the Fund invests will cause the NAV of the Fund to fluctuate.

When interest rates rise, fixed income securities (i.e. debt obligations) generally will decline in value. These declines in value are greater for fixed income securities with longer maturities or durations. Interest rate changes are influenced by a number of factors, such as government policy, monetary policy, inflation expectations, and the supply and demand of bonds. A fund may be subject to a greater risk of rising interest rates when interest rates are low or inflation rates are high or rising.

IBOR is the risk that changes related to the use of the London interbank offered rate (LIBOR) and other interbank offered rate (collectively, IBORs) could have adverse impacts on financial instruments that reference LIBOR (or the corresponding IBOR). The abandonment of LIBOR could affect the value and liquidity of instruments that reference LIBOR. The use of alternative reference rate products may impact investment strategy performance. These risks may also apply with respect to changes in connection with other IBORs, such as the euro overnight index average (EONIA), which are also the subject of recent reform.

Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital, or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid, and more volatile than the major securities markets in the US. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

The Fund invests a portion of its assets in high yield fixed income securities, which are securities rated lower than BBB- by S&P and Baa3 by Moody’s, or similarly rated by another nationally recognized statistical rating organization. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.

The Fund invests in fixed income securities whose value is derived from an underlying pool of mortgages or consumer loans. The value of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults, and may be adversely affected by shifts in the market’s perception of the issuers and changes in interest rates. Investors receive principal and interest payments as the underlying mortgages and consumer loans are paid back. Some of these securities are CMOs. CMOs are debt securities issued by US government agencies or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an indenture. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. Certain of these securities may be stripped (securities which provide only the principal or interest feature of the underlying security). The yield to maturity on an interest-only CMO is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material adverse effect on the Fund’s yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities even if the securities are rated in the highest rating categories.

The Fund invests in certain obligations that may have liquidity protection designed to ensure that the receipt of payments due on the underlying security is timely. Such protection may be provided through guarantees, insurance policies, or letters of credit obtained by the issuer or sponsor through third parties, through various means of structuring the transaction, or through a combination of such approaches. The Fund will not pay any additional fees for such credit support, although the existence of credit support may increase the price of a security.

The Fund invests in bank loans and other securities that may subject it to direct indebtedness risk, the risk that the Fund will not receive payment of principal, interest, and other amounts due in connection with these investments and will depend primarily on the financial condition of the borrower. Loans that are fully secured offer the Fund more protection than unsecured loans in the event of nonpayment of scheduled interest or principal, although there is no assurance that the liquidation of collateral from a secured loan would satisfy the corporate borrower’s obligation, or that the collateral can be liquidated. Some loans or claims may be in default at the time of purchase. Certain of the loans and the other direct indebtedness acquired by the Fund may involve revolving credit facilities or other standby financing commitments that obligate the Fund to pay additional cash on a certain date or on demand. These commitments may require the Fund to increase its investment in a company at a time when the Fund might not otherwise decide to do so (including at a time when the company’s financial condition makes it unlikely that such amounts will be repaid). To the extent that the Fund is committed to advance additional funds, it will at all times hold and maintain cash or high-grade debt obligations in an amount sufficient to meet such commitments. When a loan agreement is purchased, the Fund may pay

Notes to financial statements

Delaware Limited-Term Diversified Income Fund

8. Credit and Market Risk (continued)

an assignment fee. On an ongoing basis, the Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a loan agreement. Prepayment penalty fees are received upon the prepayment of a loan agreement by the borrower. Prepayment penalty, facility, commitment, consent, and amendment fees are recorded to income as earned or paid.

As the Fund may be required to rely upon another lending institution to collect and pass on to the Fund amounts payable with respect to the loan and to enforce the Fund’s rights under the loan and other direct indebtedness, an insolvency, bankruptcy, or reorganization of the lending institution may delay or prevent the Fund from receiving such amounts. The highly leveraged nature of many loans may make them especially vulnerable to adverse changes in economic or market conditions. Investments in such loans and other direct indebtedness may involve additional risk to the Fund. There were no unfunded loan commitments at the six months ended June 30, 2023.

The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A promulgated under the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 15% limit on investments in illiquid securities. Rule 144A securities have been identified on the “Schedule of investments.”

9. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of loss to be remote.

10. Recent Accounting Pronouncements

In March 2020, FASB issued an Accounting Standards Update (ASU), ASU 2020-04, Reference Rate Reform (Topic 848) — Facilitation of the Effects of Reference Rate Reform on Financial Reporting. The amendments in ASU 2020-04 provide optional temporary financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of LIBOR and other interbank-offered based reference rates as of the end of 2021. In March 2021, the administrator for LIBOR announced the extension of the publication of a majority of the USD LIBOR settings to June 30, 2023. On December 21, 2022, FASB issued ASU 2022-06 to defer the sunset date of Accounting Standards Codification Topic 848 until December 31, 2024. ASU 2020-04 is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2024. Management is currently evaluating ASU 2020-04 and ASU 2022-06, but does not believe there will be a material impact.

11. New Regulatory Pronouncement

In October 2022, the Securities and Exchange Commission (SEC) adopted a rule and form amendments relating to tailored shareholder reports for mutual funds and ETFs; and fee information in investment company advertisements. The rule and form amendments will require mutual funds and ETFs to transmit streamlined shareholder reports that highlight key information to investors. The rule amendments will require that certain more in-depth information be made available online and available for delivery free of charge to investors on request. The amendments became effective in January 2023 and there is an 18-month transition period after the effective date of the amendment with a compliance date of July 2024.

12. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to June 30, 2023, that would require recognition or disclosure in the Fund's financial statements.

Other Fund information (Unaudited)

Delaware Limited-Term Diversified Income Fund

Liquidity Risk Management Program

The Securities and Exchange Commission (the “SEC”) has adopted Rule 22e-4 under the Investment Company Act of 1940 (the “Liquidity Rule”), which requires all open-end funds (other than money market funds) to adopt and implement a program reasonably designed to assess and manage the fund’s “liquidity risk,” defined as the risk that the fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors’ interests in the fund.

The Fund has adopted and implemented a liquidity risk management program in accordance with the Liquidity Rule (the “Program”). The Board has designated a member of the US Operational Risk Group of Macquarie Asset Management as the Program Administrator for each Fund in the Trust.

As required by the Liquidity Rule, the Program includes policies and procedures that provide for: (1) assessment, management, and review (no less frequently than annually) of the Fund’s liquidity risk; (2) classification of each of the Fund’s portfolio holdings into one of four liquidity categories (Highly Liquid, Moderately Liquid, Less Liquid, and Illiquid); (3) for funds that do not primarily hold assets that are Highly Liquid, establishing and maintaining a minimum percentage of the Fund’s net assets in Highly Liquid investments (called a “Highly Liquid Investment Minimum” or “HLIM”); and (4) prohibiting the Fund’s acquisition of Illiquid investments if, immediately after the acquisition, the Fund would hold more than 15% of its net assets in Illiquid assets. The Program also requires reporting to the SEC (on a non-public basis) and to the Board if the Fund’s holdings of Illiquid assets exceed 15% of the Fund’s net assets. Funds with HLIMs must have procedures for addressing HLIM shortfalls, including reporting to the Board and, with respect to HLIM shortfalls lasting more than seven consecutive calendar days, reporting to the SEC (on a non-public basis).

In assessing and managing the Fund’s liquidity risk, the Program Administrator considers, as relevant, a variety of factors, including: (1) the Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions; (2) short-term and long-term cash flow projections for the Fund during both normal and reasonably foreseeable stressed conditions; and (3) the Fund’s holdings of cash and cash equivalents and any borrowing arrangements. Classification of the Fund’s portfolio holdings in the four liquidity categories is based on the number of days it is reasonably expected to take to convert the investment to cash (for Highly Liquid and Moderately Liquid holdings) or to sell or dispose of the investment (for Less Liquid and Illiquid investments), in current market conditions without significantly changing the investment’s market value. The Fund primarily holds assets that are classified as Highly Liquid, and therefore is not required to establish an HLIM.

At a meeting of the Board held on May 23-25, 2023, the Program Administrator provided a written report to the Board addressing the Program’s operation and assessing the adequacy and effectiveness of its implementation for the period from April 1, 2022 through March 31, 2023. The report concluded that the Program is appropriately designed and effectively implemented and that it meets the requirements of Rule 22e-4 and the Fund’s liquidity needs. The Fund’s HLIM is set at an appropriate level and the Fund complied with its HLIM at all times during the reporting period.

Form N-PORT and proxy voting information

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT. The Fund’s Form N-PORT, as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities, is available without charge (i) upon request, by calling 800 523-1918; and (ii) on the SEC’s website at sec.gov. In addition, a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities and the Schedule of Investments included in the Fund's most recent Form N-PORT are available without charge on the Fund's website at delawarefunds.com/literature.

Information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Fund's website at delawarefunds.com/proxy; and (ii) on the SEC’s website at sec.gov.

Semiannual report

Fixed income mutual funds

Delaware Tax-Free New Jersey Fund

Delaware Tax-Free Oregon Fund

June 30, 2023

Carefully consider the Funds' investment objectives, risk factors, charges, and expenses before investing. This and other information can be found in the Funds' prospectus and their summary prospectuses, which may be obtained by visiting delawarefunds.com/literature or calling 800 523-1918. Investors should read the prospectus and the summary prospectus carefully before investing.

You can obtain shareholder reports and prospectuses online instead of in the mail. Visit delawarefunds.com/edelivery.

Experience Delaware Funds by Macquarie®

Macquarie Asset Management (MAM) is a global asset manager that aims to deliver positive impact for everyone. MAM Public Investments traces its roots to 1929 and partners with institutional and individual clients to deliver specialist active investment capabilities across global equities, fixed income, and multi-asset solutions using a conviction-based, long-term approach to investing. In the US, retail investors recognize our Delaware Funds by Macquarie family of funds as one of the oldest mutual fund families.

If you are interested in learning more about creating an investment plan, contact your financial advisor.

You can learn more about Delaware Funds or obtain a prospectus for Delaware Tax-Free New Jersey Fund and Delaware Tax-Free Oregon Fund at delawarefunds.com/literature.

Manage your account online

• Check your account balance and transactions

• View statements and tax forms

• Make purchases and redemptions

Visit delawarefunds.com/account-access.

Macquarie Asset Management (MAM) is the asset management division of Macquarie Group. MAM is a full-service asset manager offering a diverse range of products across public and private markets including fixed income, equities, multi-asset solutions, private credit, infrastructure, renewables, natural assets, real estate, and asset finance. The Public Investments business is a part of MAM and includes the following investment advisers: Macquarie Investment Management Business Trust (MIMBT), Macquarie Investment Management Austria Kapitalanlage AG, Macquarie Investment Management Global Limited, Macquarie Investment Management Europe Limited, and Macquarie Investment Management Europe S.A.

The Funds are distributed by Delaware Distributors, L.P. (DDLP), an affiliate of MIMBT and Macquarie Group Limited.

Other than Macquarie Bank Limited ABN 46 008 583 542 ("Macquarie Bank"), any Macquarie Group entity noted in this document is not an authorized deposit-taking institution for the purposes of the Banking Act 1959 (Commonwealth of Australia). The obligations of these other Macquarie Group entities do not represent deposits or other liabilities of Macquarie Bank. Macquarie Bank does not guarantee or otherwise provide assurance in respect of the obligations of these other Macquarie Group entities. In addition, if this document relates to an investment, (a) the investor is subject to investment risk including possible delays in repayment and loss of income and principal invested and (b) none of Macquarie Bank or any other Macquarie Group entity guarantees any particular rate of return on or the performance of the investment, nor do they guarantee repayment of capital in respect of the investment.

The Funds are governed by US laws and regulations.

This semiannual report is for the information of Delaware Tax-Free New Jersey Fund and Delaware Tax-Free Oregon Fund shareholders, but it may be used with prospective investors when preceded or accompanied by the Delaware Fund fact sheet for the most recently completed calendar quarter. These documents are available at delawarefunds.com/literature.

Unless otherwise noted, views expressed herein are current as of June 30, 2023, and subject to change for events occurring after such date.

The Funds are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested.

Advisory services provided by Delaware Management Company, a series of MIMBT, a US registered investment advisor.

All third-party marks cited are the property of their respective owners.

© 2023 Macquarie Management Holdings, Inc.

Disclosure of Fund expenses

For the six-month period from January 1, 2023 to June 30, 2023 (Unaudited)

Delaware Tax-Free New Jersey Fund seeks a high level of interest income that is exempt from both federal and state income tax for individual residents of the state of New Jersey.

Delaware Tax-Free Oregon Fund seeks a high level of interest income that is exempt from both federal and state income tax for individual residents of the state of Oregon.

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other Fund expenses. The following examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period from January 1, 2023 to June 30, 2023.

Actual expenses

The first section of the tables shown, “Actual Fund return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second section of the tables shown, “Hypothetical 5% return,” provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of each table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The Funds’ expenses shown in the tables reflect fee waivers in effect and assume reinvestment of all dividends and distributions.

1

Disclosure of Fund expenses

For the six-month period from January 1, 2023 to June 30, 2023 (Unaudited)

Delaware Tax–Free New Jersey Fund

Expense analysis of an investment of $1,000

	Beginning Account Value	Ending Account Value	Annualized	Expenses Paid During Period
	1/1/23	6/30/23	Expense Ratio	1/1/23 to 6/30/23*
Actual Fund return†
Class A	$1,000.00	$1,024.80	0.84%	$4.22
Institutional Class	1,000.00	1,026.10	0.59%	2.96
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,020.63	0.84%	$4.21
Institutional Class	1,000.00	1,021.87	0.59%	2.96

Delaware Tax–Free Oregon Fund

Expense analysis of an investment of $1,000

	Beginning Account Value	Ending Account Value	Annualized	Expenses Paid During Period
	1/1/23	6/30/23	Expense Ratio	1/1/23 to 6/30/23*
Actual Fund return†
Class A	$1,000.00	$1,023.30	0.90%	$4.52
Institutional Class	1,000.00	1,024.60	0.65%	3.26
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,020.33	0.90%	$4.51
Institutional Class	1,000.00	1,021.57	0.65%	3.26

*“Expenses Paid During Period” are equal to the relevant Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

†Because actual returns reflect only the most recent six-month period, the returns shown may differ significantly from fiscal year returns.

2

Security type / sector / state / territory allocations

Delaware Tax–Free New Jersey Fund	As of June 30, 2023 (Unaudited)

Sector designations may be different from the sector designations presented in other Fund materials.

Security type / sector	Percentage of net assets
Municipal Bonds*	100.57%
Education Revenue Bonds	10.27%
Electric Revenue Bonds	1.34%
Healthcare Revenue Bonds	7.36%
Industrial Development Revenue/Pollution Control Revenue Bond	2.64%
Lease Revenue Bonds	27.64%
Local General Obligation Bonds	15.26%
Pre-Refunded Bond	4.40%
Resource Recovery Revenue Bond	0.92%
Special Tax Revenue Bonds	21.32%
Transportation Revenue Bonds	9.42%
Short-Term Investments	1.69%
Total Value of Securities	102.26%
Liabilities Net of Receivables and Other Assets	(2.26)%
Total Net Assets	100.00%

*As of the date of this report, Delaware Tax–Free New Jersey Fund held bonds issued by or on behalf of territories and the states of the US as follows:

State / territory	Percentage of net assets
New Jersey	88.07%
Puerto Rico	12.50%
Total Value of Securities	100.57%

3

Security type / sector / state / territory allocations

Delaware Tax–Free Oregon Fund	As of June 30, 2023 (Unaudited)

Sector designations may be different from the sector designations presented in other Fund materials.

Security type / sector	Percentage of net assets
Municipal Bonds*	97.67%
Education Revenue Bonds	7.72%
Electric Revenue Bonds	1.41%
Healthcare Revenue Bonds	14.64%
Housing Revenue Bond	0.62%
Industrial Development Revenue/Pollution Control Revenue Bond	1.75%
Local General Obligation Bonds	22.46%
Pre-Refunded Bonds	5.00%
Special Tax Revenue Bonds	16.63%
State General Obligation Bonds	8.73%
Transportation Revenue Bonds	14.14%
Water & Sewer Revenue Bonds	4.57%
Short-Term Investments	1.22%
Total Value of Securities	98.89%
Receivables and Other Assets Net of Liabilities	1.11%
Total Net Assets	100.00%

*As of the date of this report, Delaware Tax–Free Oregon Fund held bonds issued by or on behalf of territories and the states of the US as follows:

State / territory	Percentage of net assets
Guam	0.52%
Oregon	79.24%
Puerto Rico	17.91%
Total Value of Securities	97.67%

4

Schedules of investments

Delaware Tax–Free New Jersey Fund	June 30, 2023 (Unaudited)

	Principal
	amount°	Value (US $)
Municipal Bonds — 100.57%
Education Revenue Bonds — 10.27%
New Jersey Educational Facilities Authority Revenue
(Montclair State University)
Series A 5.00% 7/1/39	500,000	$505,155
Series D 5.00% 7/1/36	500,000	512,860
(Ramapo College)
Series A 5.00% 7/1/35 (AGM)	750,000	801,060
		1,819,075
Electric Revenue Bonds — 1.34%
Puerto Rico Electric Power Authority Revenue
Series A 5.00% 7/1/42 ‡	450,000	169,875
Series A 6.75% 7/1/36 ‡	180,000	67,950
		237,825
Healthcare Revenue Bonds — 7.36%
New Jersey Health Care Facilities Financing Authority Revenue
(Hackensack Meridian Health Obligated Group)
Series A 5.00% 7/1/35	750,000	799,027
(RWJ Barnabas Health Obligated Group)
Series A 3.00% 7/1/51	350,000	263,196
(Valley Health System Obligated Group)
4.00% 7/1/44	250,000	241,818
		1,304,041
Industrial Development Revenue/Pollution Control Revenue Bond — 2.64%
New Jersey Tobacco Settlement Financing Revenue
(Subordinate)
Series B 5.00% 6/1/46	465,000	466,981
		466,981
Lease Revenue Bonds — 27.64%
Garden State Preservation Trust Revenue
Series A 5.75% 11/1/28 (AGM)	1,000,000	1,086,430
Hudson County, New Jersey Improvement Authority Revenue
(Hudson County Lease Project)
5.375% 10/1/24 (AGM)	1,000,000	1,026,910
Mercer County, New Jersey Improvement Authority Revenue
(Courthouse Annex Project)
5.00% 9/1/40	500,000	514,290

5

Schedules of investments

Delaware Tax–Free New Jersey Fund

	Principal
	amount°	Value (US $)
Municipal Bonds (continued)
Lease Revenue Bonds (continued)
New Jersey Economic Development Authority Revenue
(Social Bonds)
Series QQQ 4.00% 6/15/50	350,000	$330,445
(Transit Transportation Project)
Series A 4.00% 11/1/44	850,000	819,553
New Jersey State Transportation Trust Fund Authority Revenue
Series BB 4.00% 6/15/50	500,000	472,065
(Capital Appreciation-Transportation System)
Series A 1.499% 12/15/38 (BAM) ^	295,000	154,400
Series A 2.48% 12/15/37 ^	470,000	254,317
(Transportation Program)
Series BB 4.00% 6/15/50	250,000	236,033
		4,894,443
Local General Obligation Bonds — 15.26%
Belleville Board of Education
4.00% 9/1/37 (BAM)	500,000	502,305
County of Hudson, New Jersey
(Energy Savings Obligation)
4.00% 6/15/38	500,000	503,940
Ewing Township, New Jersey Board of Education
4.00% 7/15/36	500,000	507,900
Livingston Township, New Jersey School District
5.00% 7/15/37	750,000	771,600
Township of Montclair, New Jersey
(Parking Utility Refunding Bonds)
Series A 5.00% 1/1/37	415,000	417,461
		2,703,206
Pre-Refunded Bond — 4.40%
New Jersey Economic Development Authority Revenue
Series XX 5.00% 6/15/26-25 §	750,000	779,603
		779,603
Resource Recovery Revenue Bond — 0.92%
Union County, New Jersey Improvement Authority Solid Waste Disposal Revenue
(Aries Linden, LLC Project)
144A 6.75% 12/1/41 (AMT) #	250,000	163,303
		163,303

6

	Principal
	amount°	Value (US $)
Municipal Bonds (continued)
Special Tax Revenue Bonds — 21.32%
Burlington County, New Jersey Bridge Commission Revenue
(Governmental Loan Program)
4.00% 8/1/35	465,000	$481,173
Camden County, New Jersey Improvement Authority Revenue
(County Capital Program)
Series A 5.00% 1/15/40	750,000	762,330
Essex County, New Jersey Improvement Authority Revenue
5.50% 10/1/27 (NATL)	500,000	555,655
GDB Debt Recovery Authority of Puerto Rico Revenue
7.50% 8/20/40	926,208	766,437
Puerto Rico Sales Tax Financing Revenue
(Capital Appreciation - Restructured)
Series A-1 0.098% 7/1/46 ^	660,000	186,232
Series A-1 5.405% 7/1/51 ^	775,000	163,835
(Restructured)
Series A-1 4.75% 7/1/53	900,000	859,842
		3,775,504
Transportation Revenue Bonds — 9.42%
New Jersey Turnpike Authority Revenue
Series A 5.00% 1/1/48	500,000	529,540
Series E 5.00% 1/1/45	500,000	509,315
South Jersey Port, New Jersey Revenue
(Subordinated Marine Terminal Revenue)
Series A 5.00% 1/1/49	425,000	431,018
Series B 5.00% 1/1/42 (AMT)	195,000	197,675
		1,667,548
Total Municipal Bonds (cost $18,188,840)		17,811,529

7

Schedules of investments

Delaware Tax–Free New Jersey Fund

	Principal
	amount°	Value (US $)
Short-Term Investments — 1.69%
Variable Rate Demand Note — 1.69%¤
New Jersey Health Care Facilities Financing Authority Revenue
(Virtua Health) Series B 2.80% 7/1/43
(LOC – JPMorgan Chase Bank N.A.)	300,000	$300,000
Total Short-Term Investments (cost $300,000)		300,000
Total Value of Securities—102.26%
(cost $18,488,840)		$18,111,529
°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
‡	Non-income producing security. Security is currently in default.
^	Zero-coupon security. The rate shown is the effective yield at the time of purchase.
§	Pre-refunded bonds. Municipal bonds that are generally backed or secured by US Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond will be pre-refunded. See Note 7 in “Notes to financial statements.”
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At June 30, 2023, the aggregate value of Rule 144A securities was $163,303, which represents 0.92% of the Fund's net assets. See Note 7 in “Notes to financial statements."
¤	Tax-exempt obligations that contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest upon a short notice period (generally up to 30 days) prior to specified dates either from the issuer or by drawing on a bank letter of credit, a guarantee, or insurance issued with respect to such instrument. Each rate shown is as of June 30, 2023.

Summary of abbreviations:

AGM – Insured by Assured Guaranty Municipal Corporation

AMT – Subject to Alternative Minimum Tax

BAM – Insured by Build America Mutual Assurance

LLC – Limited Liability Corporation

LOC – Letter of Credit

N.A. – National Association

NATL – Insured by National Public Finance Guarantee Corporation

See accompanying notes, which are an integral part of the financial statements.

8

Schedules of investments

Delaware Tax–Free Oregon Fund	June 30, 2023 (Unaudited)

	Principal
	amount°	Value (US $)
Municipal Bonds — 97.67%
Education Revenue Bonds — 7.72%
Oregon Health & Science University Revenue
Series A 4.00% 7/1/44	600,000	$601,656
Oregon State Facilities Authority Revenue
(Metro East Web Academy Project)
Series A 144A 5.00% 6/15/39 #	500,000	469,115
Series A 144A 5.00% 6/15/49 #	500,000	439,380
(Willamette University Projects)
Series A 4.00% 10/1/51	500,000	424,015
University of Oregon General Revenue
Series A 3.50% 4/1/52 (BAM)	1,000,000	843,900
Series A 5.00% 4/1/45	1,000,000	1,019,660
		3,797,726
Electric Revenue Bonds — 1.41%
Guam Power Authority Revenue
(Tax-Exempt Forward Delivery)
Series A 5.00% 10/1/44	250,000	257,118
Puerto Rico Electric Power Authority Revenue
Series A 6.75% 7/1/36 ‡	240,000	90,600
Series TT 5.00% 7/1/32 ‡	380,000	143,450
Series XX 5.25% 7/1/40 ‡	535,000	201,962
		693,130
Healthcare Revenue Bonds — 14.64%
Clackamas County Hospital Facility Authority Revenue
(Rose Villa Project)
Series A 5.375% 11/15/55	500,000	464,280
Oregon Health & Science University Revenue
(Green Bonds)
Series A 4.00% 7/1/51	845,000	835,671
Oregon State Facilities Authority Revenue
(Providence Health & Services)
Series C 5.00% 10/1/45	650,000	647,205
(Samaritan Health Services Project)
Series A 5.00% 10/1/40	750,000	771,622
Salem, Oregon Hospital Facility Authority Revenue
(Capital Manor Project)
4.00% 5/15/47	865,000	643,422
(Salem Health Projects)
Series A 4.00% 5/15/41	870,000	845,675
Series A 4.00% 5/15/49	810,000	761,821
Series A 5.00% 5/15/39	450,000	471,456

9

Schedules of investments

Delaware Tax–Free Oregon Fund

	Principal
	amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Union County, Oregon Hospital Facility Authority Revenue
(Grande Ronde Hospital Project)
5.00% 7/1/40	100,000	$101,538
5.00% 7/1/41	535,000	540,238
5.00% 7/1/47	500,000	494,895
Yamhill County, Oregon Hospital Authority Revenue
(Friendsview)
Series A 5.00% 11/15/56	840,000	625,800
		7,203,623
Housing Revenue Bond — 0.62%
Home Forward Multifamily Housing Revenue
(Gretchen Kafoury Commons)
5.00% 1/1/29	300,000	302,580
		302,580
Industrial Development Revenue/Pollution Control Revenue Bond — 1.75%
Children’s Trust Fund Revenue
(Asset-Backed)
Series A 0.564% 5/15/57 ^	12,000,000	861,960
		861,960
Local General Obligation Bonds — 22.46%
Boardman, Oregon
(Green Bonds)
2.125% 6/15/45 (BAM)	500,000	335,145
Clackamas & Washington Counties School District No. 3
Series A 1.779% 6/15/35 ^	1,250,000	764,025
Clackamas County School District No. 12 North Clackamas
Series B 5.00% 6/15/37	750,000	793,147
Columbia County School District No. 502
5.00% 6/15/36	575,000	610,696
Eugene, Oregon
(Parks & Recreation Facility Projects)
Series A 5.00% 6/1/42	335,000	378,620
Jackson County School District No. 5 Ashland
4.00% 6/15/37	350,000	356,710
Linn County Community School District No. 9 Lebanon
5.50% 6/15/27 (NATL)	1,000,000	1,099,070
Medford, Oregon
Series A 2.00% 6/1/33	350,000	298,393

10

	Principal
	amount°	Value (US $)
Municipal Bonds (continued)
Local General Obligation Bonds (continued)
Multnomah County School District No. 40
Series A 5.157% 6/15/51 ^	5,000,000	$1,203,650
Multnomah-Clackamas Counties Centennial School District No. 28JT
4.00% 6/15/38	1,050,000	1,061,655
Newport, Oregon
Series B 12.101% 6/1/29 (AGC) ^	1,225,000	997,064
Portland, Oregon
(Portland Building Project)
Series B 5.00% 6/15/34	500,000	552,120
(Transportation Projects)
Series A 3.00% 10/1/33	300,000	288,708
Salem-Keizer School District No. 24J
5.00% 6/15/33	1,000,000	1,097,760
Series B 5.00% 6/15/30	525,000	603,241
Washington-Multnomah Counties Beaverton School District No. 48J
(Current Interest Bonds)
Series B 5.00% 6/15/52	560,000	611,593
		11,051,597
Pre-Refunded Bonds — 5.00%
Marion County School District No. 103 Woodburn
5.00% 6/15/35-25 §	500,000	518,775
Multnomah County Hospital Facility Authority
(Mirabella at South Waterfront Project)
Series A 5.40% 10/1/44-24 §	900,000	923,940
Umatilla County Oregon School District No. 16R Pendleton
Series A 5.00% 6/15/33-24 §	1,000,000	1,017,830
		2,460,545
Special Tax Revenue Bonds — 16.63%
Commonwealth of Puerto Rico Revenue
0.01% 11/1/51 •	1,067,007	448,143
(Subordinate)
Series C 3.653% 11/1/43 •	509,939	257,519
GDB Debt Recovery Authority of Puerto Rico Revenue
(Taxable)
7.50% 8/20/40	1,449,533	1,199,489
Oregon State Bond Bank Revenue
(Oregon Business Development Department)
Series A 5.00% 1/1/32	250,000	260,857

11

Schedules of investments

Delaware Tax–Free Oregon Fund

	Principal
	amount°	Value (US $)
Municipal Bonds (continued)
Special Tax Revenue Bonds (continued)
Oregon State Department Administrative Services
Lottery Revenue
Series A 5.00% 4/1/41	580,000	$645,714
Puerto Rico Sales Tax Financing Revenue
(Capital Appreciation - Restructured)
Series A-1 0.821% 7/1/51 ^	1,864,000	394,049
Series A-1 1.842% 7/1/46 ^	1,175,000	331,550
(Restructured)
Series A-1 4.75% 7/1/53	2,415,000	2,307,243
Series A-2 4.329% 7/1/40	550,000	524,441
Tri-County Metropolitan Transportation District of Oregon
Revenue
Series A 5.00% 9/1/38	500,000	547,380
(Sustainability Bonds)
Series A 3.00% 9/1/37	255,000	231,757
Series A 4.00% 9/1/41	795,000	798,586
(Unrefunded)
Series A 4.00% 9/1/40	245,000	238,534
		8,185,262
State General Obligation Bonds — 8.73%
Commonwealth of Puerto Rico
(Restructured)
Series A-1 4.00% 7/1/37	53,310	47,991
Series A-1 4.00% 7/1/41	250,000	217,870
Series A-1 4.00% 7/1/46	250,000	212,115
Oregon State
(Article XI-M and XI-N Seismic Grant Programs)
Series C 5.00% 6/1/41	650,000	730,151
(Article XI-Q State Projects)
Series A 5.00% 5/1/41	500,000	567,010
Series A 5.00% 5/1/44	1,000,000	1,075,780
Series A 5.25% 5/1/45	1,000,000	1,141,510
(Higher Education)
Series F 5.00% 8/1/43	275,000	304,593
		4,297,020
Transportation Revenue Bonds — 14.14%
Oregon State Department of Transportation Revenue
(Senior Lien)
Series A 5.25% 11/15/47	1,000,000	1,131,450
(Subordinate)
Series A 4.00% 11/15/38	300,000	305,454

12

	Principal
	amount°	Value (US $)
Municipal Bonds (continued)
Transportation Revenue Bonds (continued)
Oregon State Department of Transportation Revenue
(Subordinate)
Series A 5.00% 11/15/35	500,000	$559,420
Series A 5.00% 11/15/39	400,000	443,376
Port of Portland Oregon Airport Revenue
Series 24B 5.00% 7/1/42 (AMT)	500,000	511,430
Series 28 4.00% 7/1/47 (AMT)	555,000	527,516
Series 28 5.00% 7/1/52 (AMT)	250,000	260,165
(Green Bonds)
Series 29 5.50% 7/1/53 (AMT)	1,500,000	1,646,190
Puerto Rico Highway & Transportation Authority Revenue
(Restructured)
Series A 5.00% 7/1/62	1,380,000	1,345,500
Series C 5.259% 7/1/53	375,000	229,684
		6,960,185
Water & Sewer Revenue Bonds — 4.57%
Hermiston, Oregon Water & Sewer System Revenue
5.00% 11/1/34 (AGM)	500,000	512,415
Portland, Oregon Sewer System Revenue
(Second Lien)
Series A 5.00% 12/1/42	1,000,000	1,125,740
Series A 5.00% 12/1/47	550,000	612,981
		2,251,136
Total Municipal Bonds (cost $48,803,703)		48,064,764

Short-Term Investments — 1.22%
Variable Rate Demand Note — 1.22%¤
Oregon State Facilities Authority Revenue
(PeaceHealth) Series B 3.60% 8/1/34
(LOC - TD Bank N.A.)	600,000	600,000
Total Short-Term Investments (cost $600,000)		600,000
Total Value of Securities—98.89%
(cost $49,403,703)		$48,664,764

°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At June 30, 2023, the aggregate value of Rule 144A securities was $908,495, which represents 1.85% of the Fund’s net assets. See Note 7 in “Notes to financial statements.”

13

Schedules of investments

Delaware Tax–Free Oregon Fund

‡	Non-income producing security. Security is currently in default.
^	Zero-coupon security. The rate shown is the effective yield at the time of purchase.
§	Pre-refunded bonds. Municipal bonds that are generally backed or secured by US Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond will be pre-refunded. See Note 7 in “Notes to financial statements.”
•	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at June 30, 2023. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their descriptions. The reference rate descriptions (i.e. LIBOR03M, LIBOR06M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
¤	Tax-exempt obligations that contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest upon a short notice period (generally up to 30 days) prior to specified dates either from the issuer or by drawing on a bank letter of credit, a guarantee, or insurance issued with respect to such instrument. Each rate shown is as of June 30, 2023.

Summary of abbreviations:

AGC – Insured by Assured Guaranty Corporation

AGM – Insured by Assured Guaranty Municipal Corporation

AMT – Subject to Alternative Minimum Tax

BAM – Insured by Build America Mutual Assurance

ICE – Intercontinental Exchange, Inc.

LIBOR – London Interbank Offered Rate

LIBOR03M – ICE LIBOR USD 3 Month

LIBOR06M – ICE LIBOR USD 6 Month

LOC – Letter of Credit

N.A. – National Association

NATL – Insured by National Public Finance Guarantee Corporation

USD – US Dollar

See accompanying notes, which are an integral part of the financial statements.

14

Statements of assets and liabilities	June 30, 2023 (Unaudited)

	Delaware Tax–Free	Delaware Tax–Free
	New Jersey Fund	Oregon Fund
Assets:
Investments, at value*	$18,111,529	$48,664,764
Cash	52,382	90,340
Interest receivable	280,469	484,563
Receivable for fund shares sold	22,877	67,371
Prepaid expenses	1,935	2,763
Receivable due from Advisor	1,251	—
Other assets	182	278
Total Assets	18,470,625	49,310,079
Liabilities:
Payable for fund shares redeemed	692,317	9,692
Other accrued expenses	52,903	54,055
Administration expenses payable to affiliates	7,600	8,458
Distribution fees payable to affiliates	3,557	6,973
Distribution payable	2,846	6,305
Investment management fees payable to affiliates	—	13,880
Total Liabilities	759,223	99,363
Total Net Assets	$17,711,402	$49,210,716

Net Assets Consist of:
Paid-in capital	$18,133,043	$50,965,884
Total distributable earnings (loss)	(421,641)	(1,755,168)
Total Net Assets	$17,711,402	$49,210,716

15

Statements of assets and liabilities

	Delaware Tax–Free	Delaware Tax–Free
	New Jersey Fund	Oregon Fund
Net Asset Value

Class A:
Net assets	$15,412,189	$33,818,703
Shares of beneficial interest outstanding, unlimited authorization, no par	1,368,983	2,785,465
Net asset value per share	$11.26	$12.14
Sales charge	4.50%	4.50%
Offering price per share, equal to net asset value per share / (1 - sales charge)	$11.79	$12.71

Institutional Class:
Net assets	$2,299,213	$15,392,013
Shares of beneficial interest outstanding, unlimited authorization, no par	204,511	1,269,689
Net asset value per share	$11.24	$12.12
_________________
*Investments, at cost	$18,488,840	$49,403,703

See accompanying notes, which are an integral part of the financial statements.

16

Statements of operations	Six months ended June 30, 2023 (Unaudited)

	Delaware Tax–Free	Delaware Tax–Free
	New Jersey Fund	Oregon Fund
Investment Income:
Interest	$422,420	$921,022

Expenses:
Management fees	58,352	125,530
Distribution expenses — Class A	23,542	41,598
Accounting and administration expenses	20,974	22,524
Audit and tax fees	20,145	20,145
Reports and statements to shareholders expenses	7,656	9,756
Dividend disbursing and transfer agent fees and expenses	6,654	9,304
Registration fees	2,020	2,465
Legal fees	1,763	2,549
Custodian fees	512	782
Trustees’ fees and expenses	471	663
Other	5,295	5,933
	147,384	241,249
Less expenses waived	(61,119)	(51,157)
Less expenses paid indirectly	(9)	(11)
Total operating expenses	86,256	190,081
Net Investment Income (Loss)	336,164	730,941

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on investments	5,092	(30,185)
Net change in unrealized appreciation (depreciation) on investments	247,255	364,373
Net Realized and Unrealized Gain (Loss)	252,347	334,188
Net Increase (Decrease) in Net Assets Resulting from Operations	$588,511	$1,065,129

See accompanying notes, which are an integral part of the financial statements.

17

Statements of changes in net assets

Delaware Tax–Free New Jersey Fund

	Six months
	ended
	6/30/23	Year ended
	(Unaudited)	12/31/22
Increase (Decrease) in Net Assets from Operations:
Net investment income (loss)	$336,164	$724,660
Net realized gain (loss)	5,092	(48,457)
Net change in unrealized appreciation (depreciation)	247,255	(3,370,393)
Net increase (decrease) in net assets resulting from operations	588,511	(2,694,190)

Dividends and Distributions to Shareholders from:
Distributable earnings:
Class A	(295,785)	(644,879)
Institutional Class	(40,417)	(97,388)
	(336,202)	(742,267)

Capital Share Transactions:
Proceeds from shares sold:
Class A	72,520	1,743,050
Institutional Class	27,903	5,609,820
Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	273,883	591,945
Institutional Class	40,412	97,252
	414,718	8,042,067
Cost of shares redeemed:
Class A	(5,417,993)	(3,872,700)
Institutional Class	(185,285)	(4,870,541)
	(5,603,278)	(8,743,241)
Decrease in net assets derived from capital share transactions	(5,188,560)	(701,174)

Net Decrease in Net Assets	(4,936,251)	(4,137,631)

Net Assets:
Beginning of period	22,647,653	26,785,284
End of period	$17,711,402	$22,647,653

See accompanying notes, which are an integral part of the financial statements.

18

Statements of changes in net assets

Delaware Tax–Free Oregon Fund

	Six months ended
	6/30/23	Year ended
	(Unaudited)	12/31/22
Increase (Decrease) in Net Assets from Operations:
Net investment income (loss)	$730,941	$1,121,715
Net realized gain (loss)	(30,185)	(439,728)
Net change in unrealized appreciation (depreciation)	364,373	(4,659,001)
Net increase (decrease) in net assets resulting from operations	1,065,129	(3,977,014)

Dividends and Distributions to Shareholders from:
Distributable earnings:
Class A	(521,777)	(919,010)
Institutional Class	(209,414)	(202,705)
	(731,191)	(1,121,715)

Capital Share Transactions:
Proceeds from shares sold:
Class A	2,237,148	5,887,046
Institutional Class	6,452,033	11,361,819
Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	482,740	836,936
Institutional Class	209,459	202,722
	9,381,380	18,288,523
Cost of shares redeemed:
Class A	(2,260,697)	(5,412,437)
Institutional Class	(1,901,322)	(5,284,592)
	(4,162,019)	(10,697,029)
Increase in net assets derived from capital share transactions	5,219,361	7,591,494

Net Increase in Net Assets	5,553,299	2,492,765

Net Assets:
Beginning of period	43,657,417	41,164,652
End of period	$49,210,716	$43,657,417

See accompanying notes, which are an integral part of the financial statements.

19

Financial highlights
Delaware Tax–Free New Jersey Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[3]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	On October 4, 2019, Class A shares of First Investors New Jersey Tax Exempt Fund were reorganized into Class A shares of Delaware Tax–Free New Jersey Fund. The Class A shares’ financial highlights for the periods prior to October 4, 2019, reflect the performance of First Investors New Jersey Tax Exempt Fund Class A shares.
[3]	Calculated using average shares outstanding.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during the period reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.
[5]	The Fund’s portfolio turnover rate increased substantially during the year ended December 31, 2019 due to a change in the Fund’s portfolio managers and associated repositioning.

See accompanying notes, which are an integral part of the financial statements.

20

Six months ended 6/30/23[1]	Year ended
(Unaudited)	12/31/22	12/31/21	12/31/20	12/31/19[2]	12/31/18
$11.15	$12.74	$12.86	$12.88	$12.40	$12.78

0.18	0.34	0.30	0.31	0.34	0.41
0.11	(1.57)	0.11	0.33	0.48	(0.38)
0.29	(1.23)	0.41	0.64	0.82	0.03

(0.18)	(0.35)	(0.30)	(0.31)	(0.34)	(0.41)
—	(0.01)	(0.23)	(0.35)	—	—
(0.18)	(0.36)	(0.53)	(0.66)	(0.34)	(0.41)

$11.26	$11.15	$12.74	$12.86	$12.88	$12.40

2.48%	(9.75)%	3.28%	5.10%	6.68%	0.29%

$15,412	$20,255	$24,742	$28,488	$39,479	$43,895
0.84%	0.84%	0.86%	0.90%	0.96%	0.95%
1.42%	1.35%	1.30%	1.25%	1.07%	0.98%
3.14%	2.96%	2.35%	2.44%	2.67%	3.31%
2.56%	2.45%	1.91%	2.09%	2.56%	3.28%
12%	44%	7%	21%	47%[5]	20%

21

Financial highlights
Delaware Tax–Free New Jersey Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[3]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	On October 4, 2019, Advisor Class shares of the predecessor fund First Investors New Jersey Tax Exempt Fund were reorganized into Institutional Class shares of Delaware Tax–Free New Jersey Fund. The Institutional Class shares’ financial highlights for the periods prior to October 4, 2019, reflect the performance of First Investors New Jersey Tax Exempt Fund Advisor Class shares.
[3]	Calculated using average shares outstanding.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during the period reflects waivers by the manager. Performance would have been lower had the waivers not been in effect.
[5]	The Fund’s portfolio turnover rate increased substantially during the year ended December 31, 2019 due to a change in the Fund’s portfolio managers and associated repositioning.

See accompanying notes, which are an integral part of the financial statements.

22

Six months ended 6/30/23[1]	Year ended
(Unaudited)	12/31/22	12/31/21	12/31/20	12/31/19[2]	12/31/18
$11.14	$12.72	$12.84	$12.87	$12.38	$12.76

0.19	0.37	0.33	0.34	0.37	0.44
0.10	(1.57)	0.11	0.32	0.49	(0.37)
0.29	(1.20)	0.44	0.66	0.86	0.07

(0.19)	(0.37)	(0.33)	(0.34)	(0.37)	(0.45)
—	(0.01)	(0.23)	(0.35)	—	—
(0.19)	(0.38)	(0.56)	(0.69)	(0.37)	(0.45)

$11.24	$11.14	$12.72	$12.84	$12.87	$12.38

2.61%	(9.46)%	3.53%	5.25%	7.00%	0.56%

$2,299	$2,393	$2,043	$2,020	$2,385	$3,251
0.59%	0.59%	0.62%	0.68%	0.73%	0.68%
1.17%	1.08%	1.05%	1.00%	0.82%	0.71%
3.39%	3.13%	2.59%	2.66%	2.89%	3.57%
2.81%	2.64%	2.16%	2.34%	2.80%	3.54%
12%	44%	7%	21%	47%[5]	20%

23

Financial highlights
Delaware Tax–Free Oregon Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[3]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	On October 4, 2019, Class A shares of First Investors Oregon Tax Exempt Fund were reorganized into Class A shares of Delaware Tax–Free Oregon Fund. The Class A shares’ financial highlights for the periods prior to October 4, 2019, reflect the performance of First Investors Oregon Tax Exempt Fund Class A shares.
[3]	Calculated using average shares outstanding.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during the period reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.

See accompanying notes, which are an integral part of the financial statements.

24

Six months ended 6/30/23[1]	Year ended
(Unaudited)	12/31/22	12/31/21	12/31/20	12/31/19[2]	12/31/18
$12.05	$13.76	$13.71	$13.42	$13.01	$13.39

0.19	0.36	0.33	0.33	0.33	0.37
0.09	(1.71)	0.05	0.29	0.42	(0.38)
0.28	(1.35)	0.38	0.62	0.75	(0.01)

(0.19)	(0.36)	(0.33)	(0.33)	(0.34)	(0.37)
(0.19)	(0.36)	(0.33)	(0.33)	(0.34)	(0.37)

$12.14	$12.05	$13.76	$13.71	$13.42	$13.01

2.33%	(9.86)%	2.82%	4.70%	5.78%	(0.04)%

$33,819	$33,102	$36,216	$38,295	$43,911	$48,527
0.90%	0.90%	0.90%	0.91%	0.95%	0.96%
1.12%	1.19%	1.18%	1.19%	1.05%	0.99%
3.13%	2.86%	2.40%	2.46%	2.49%	2.84%
2.91%	2.57%	2.12%	2.18%	2.39%	2.81%
14%	44%	12%	25%	50%	49%

25

Financial highlights
Delaware Tax–Free Oregon Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[3]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	On October 4, 2019, Advisor Class shares of the predecessor fund First Investors Oregon Tax Exempt Fund were reorganized into Institutional Class shares of Delaware Tax–Free Oregon Fund. The Institutional Class shares’ financial highlights for the periods prior to October 4, 2019, reflect the performance of First Investors Oregon Tax Exempt Fund Advisor Class shares.
[3]	Calculated using average shares outstanding.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during the period reflects waivers by the manager. Performance would have been lower had the waivers not been in effect.

See accompanying notes, which are an integral part of the financial statements.

26

Six months ended 6/30/23[1]	Year ended
(Unaudited)	12/31/22	12/31/21	12/31/20	12/31/19[2]	12/31/18
$12.03	$13.73	$13.69	$13.40	$12.99	$13.36

0.20	0.39	0.36	0.37	0.37	0.41
0.09	(1.70)	0.04	0.29	0.41	(0.37)
0.29	(1.31)	0.40	0.66	0.78	0.04

(0.20)	(0.39)	(0.36)	(0.37)	(0.37)	(0.41)
(0.20)	(0.39)	(0.36)	(0.37)	(0.37)	(0.41)

$12.12	$12.03	$13.73	$13.69	$13.40	$12.99

2.46%	(9.58)%	3.00%	4.96%	6.03%	0.33%

$15,392	$10,555	$4,949	$3,559	$2,953	$4,605
0.65%	0.65%	0.65%	0.66%	0.70%	0.66%
0.88%	0.94%	0.93%	0.94%	0.78%	0.69%
3.39%	3.14%	2.65%	2.71%	2.76%	3.13%
3.16%	2.85%	2.37%	2.43%	2.68%	3.10%
14%	44%	12%	25%	50%	49%

27

Notes to financial statements

Delaware Funds by Macquarie® tax-exempt funds	June 30, 2023 (Unaudited)

Delaware Group® Limited-Term Government Funds (Trust) is organized as a Delaware statutory trust and offers three series: Delaware Limited-Term Diversified Income Fund, Delaware Tax-Free New Jersey Fund, and Delaware Tax-Free Oregon Fund. These financial statements and the related notes pertain to Delaware Tax-Free New Jersey Fund and Delaware Tax-Free Oregon Fund (each a Fund, or collectively, the Funds). Delaware Limited-Term Diversified Income Fund is included in a separate report. Each Fund is an open-end investment company. The Funds are considered diversified under the Investment Company Act of 1940, as amended (1940 Act), and offer Class A and Institutional Class shares. Class A shares are sold with a maximum front-end sales charge of 4.50%. There is no front-end sales charge when you purchase $250,000 or more of Class A shares. However, if Delaware Distributors, L.P. (DDLP) or a predecessor distributor paid your financial intermediary a commission on your purchase of $250,000 or more of Class A shares, you will have to pay a limited contingent deferred sales charge (Limited CDSC) of 1.00% if you redeem these shares within the first 18 months after your purchase unless a specific waiver of the Limited CDSC applies. Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors.

1. Significant Accounting Policies

Each Fund follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services — Investment Companies. The following accounting policies are in accordance with US generally accepted accounting principles (US GAAP) and are consistently followed by the Funds.

Security Valuation — Debt securities are valued based upon valuations provided by an independent pricing service or broker and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by the Funds' valuation designee, Delaware Management Company (DMC). Subject to the oversight of the Trust's Board of Trustees (Board), DMC, as valuation designee, has adopted policies and procedures to fair value securities for which market quotations are not readily available consistent with the requirements of Rule 2a-5 under the 1940 Act. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. Restricted securities and private placements are valued at fair value.

Federal Income Taxes — No provision for federal income taxes has been made as each Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. Each Fund evaluates tax positions taken or expected to be taken in the course of preparing each Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax

28

positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed each Fund’s tax positions taken or expected to be taken on each Fund’s federal income tax returns through the six months ended June 30, 2023, and for all open tax years (years ended December 31, 2019– December 31, 2022), and has concluded that no provision for federal income tax is required in each Fund’s financial statements. If applicable, each Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in “Other” on the “Statements of operations.” During the six months ended June 30, 2023, the Funds did not incur any interest or tax penalties.

Class Accounting — Investment income and common expenses are allocated to the various classes of each Fund on the basis of “settled shares” of each class in relation to the net assets of each Fund. Realized and unrealized gain (loss) on investments are allocated to the various classes of each Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates — The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other — Expenses directly attributable to a Fund are charged directly to that Fund. Other expenses common to various funds within the Delaware Funds by Macquarie® (Delaware Funds) are generally allocated among such funds on the basis of average net assets. Management fees and certain other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on an accrual basis. Discounts and premiums on debt securities are accreted or amortized to interest income, respectively, over the lives of the respective securities using the effective interest method. Premiums on callable debt securities are amortized to interest income to the earliest call date using the effective interest method. Each Fund declares dividends daily from net investment income and pays the dividends monthly and declares and pays distributions from net realized gain on investments, if any, at least annually. Each Fund may distribute more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

Each Fund receives earnings credits from its transfer agent when positive cash balances are maintained, which may be used to offset transfer agent fees. If the amount earned is greater than $1, the expenses paid under this arrangement are included on the “Statements of operations” under “Dividend disbursing and transfer agent fees and expenses” with the corresponding expenses offset included under “Less expenses paid indirectly.”

29

Notes to financial statements
Delaware Funds by Macquarie® tax-exempt funds

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates

In accordance with the terms of its respective investment management agreement, each Fund pays DMC, a series of Macquarie Investment Management Business Trust and the investment manager, an annual fee which is calculated daily and paid monthly, based on each Fund’s average daily net assets as follows:

	Delaware Tax–Free New Jersey Fund	Delaware Tax–Free Oregon Fund
On the first $500 million	0.5500%	0.5500%
On the next $500 million	0.5000%	0.5000%
On the next $1.5 billion	0.4500%	0.4500%
In excess of $2.5 billion	0.4250%	0.4250%

DMC has contractually agreed to waive all or a portion of its management fee and/or pay/reimburse expenses (excluding any distribution and service (12b-1) fees, acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations), in order to prevent total annual fund operating expenses from exceeding the following percentages of each Fund’s average daily net assets from January 1, 2023 through June 30, 2023.* These waivers and reimbursements may only be terminated by agreement of DMC and each Fund. The waivers and reimbursements are accrued daily and received monthly.

Fund	Operating expense limitation as a percentage of average daily net assets (per annum)
Delaware Tax–Free New Jersey Fund	0.59%
Delaware Tax–Free Oregon Fund	0.65%

Delaware Investments Fund Services Company (DIFSC), an affiliate of DMC, provides fund accounting and financial administrative oversight services to the Funds. For these services, DIFSC’s fees are calculated daily and paid monthly, based on the aggregate daily net assets of all funds within the Delaware Funds at the following annual rates: 0.00475% of the first $35 billion; 0.0040% of the next $10 billion; 0.0025% of the next $45 billion; and 0.0015% of aggregate average daily net assets in excess of $90 billion (Total Fee). Each fund in the Delaware Funds pays a minimum of $4,000, which, in aggregate, is subtracted from the Total Fee. Each fund then pays its portion of the remainder of the Total Fee on a relative net asset value (NAV) basis. These amounts are included on the “Statements of operations” under

30

“Accounting and administration expenses.” For the six months ended June 30, 2023, each Fund paid for these services as follows:

Fund	Fees
Delaware Tax–Free New Jersey Fund	$2,298
Delaware Tax–Free Oregon Fund	2,661

DIFSC is also the transfer agent and dividend disbursing agent of the Funds. For these services, DIFSC’s fees are calculated daily and paid monthly, based on the aggregate daily net assets of the retail funds within the Delaware Funds at the following annual rates: 0.014% of the first $20 billion; 0.011% of the next $5 billion; 0.007% of the next $5 billion; 0.004% of the next $20 billion; 0.002% of the next $25 billion; and 0.0015% of average daily net assets in excess of $75 billion. The fees payable to DIFSC under the shareholder services agreement described above are allocated among all retail funds in the Delaware Funds on a relative NAV basis. These amounts are included on the “Statements of operations” under “Dividend disbursing and transfer agent fees and expenses.” For the six months ended June 30, 2023, each Fund paid for these services as follows:

Fund	Fees
Delaware Tax–Free New Jersey Fund	$673
Delaware Tax–Free Oregon Fund	1,450

Pursuant to a sub-transfer agency agreement between DIFSC and BNY Mellon Investment Servicing (US) Inc. (BNYMIS), BNYMIS provides certain sub-transfer agency services to each Fund. Sub-transfer agency fees are paid by each Fund and are also included on the “Statements of operations” under “Dividend disbursing and transfer agent fees and expenses.” These fees that are calculated daily and paid as invoices are received on a monthly or quarterly basis.

Pursuant to a distribution agreement and distribution plan, each Fund pays DDLP, the distributor and an affiliate of DMC, an annual 12b-1 fee of 0.25% of the average daily net assets of the Class A shares. Fees are calculated daily and paid monthly. Institutional Class shares do not pay 12b-1 fees.

As provided in the investment management agreement, each Fund bears a portion of the cost of certain resources shared with DMC, including the cost of internal personnel of DMC and/or its affiliates that provide legal and regulatory reporting services to the Funds. These amounts are included on the “Statements of operations” under “Legal fees.” For the six months ended June 30, 2023, each Fund paid for internal legal and regulatory reporting services provided by DMC and/or its affiliates’ employees as follows:

Fund	Fees
Delaware Tax–Free New Jersey Fund	$5,935
Delaware Tax–Free Oregon Fund	676

31

Notes to financial statements
Delaware Funds by Macquarie® tax-exempt funds

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates (continued)

For the six months ended June 30, 2023, DDLP earned commissions on sales of Class A shares for each Fund as follows:

Fund	Class A
Delaware Tax–Free New Jersey Fund	$512
Delaware Tax–Free Oregon Fund	839

For the six months ended June 30, 2023, DDLP received gross CDSC commissions on redemptions of each Fund’s Class A shares, and these commissions were entirely used to offset upfront commissions previously paid by DDLP to broker/dealers on sales of those shares. The amounts received were as follows:

Fund	Class A
Delaware Tax–Free New Jersey Fund	$13

Trustees’ fees include expenses accrued by each Fund for each Trustee’s retainer and meeting fees. Certain officers of DMC, DIFSC, and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Funds.

*The aggregate contractual waiver period covering this report is from May 1, 2022 through April 30, 2024.

3. Investments

For the six months ended June 30, 2023, each Fund made purchases and sales of investment securities other than short-term investments as follows:

Fund	Purchases other than US government securities	Sales other than US government securities
Delaware Tax–Free New Jersey Fund	$22,379,696	$6,599,236
Delaware Tax–Free Oregon Fund	11,663,733	6,279,481

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At June 30, 2023, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes have been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2023, the cost and unrealized appreciation (depreciation) of investments for the Fund were as follows:

Fund	Cost of investments	Aggregate unrealized appreciation of investments	Aggregate unrealized depreciation of investments	Net unrealized appreciation (depreciation) of investments
Delaware Tax–Free New Jersey Fund	$18,488,840	$233,018	$(610,329)	$(377,311)
Delaware Tax–Free Oregon Fund	49,403,703	892,754	(1,631,693)	(738,939)

At December 31, 2022, capital loss carryforwards available to offset future realized capital gains, are as follows:

	Loss carryforward character
	Short-term	Long-term	Total
Delaware Tax–Free New Jersey Fund	$44,749	$—	$44,749
Delaware Tax–Free Oregon Fund	751,763	203,452	955,215

US GAAP defines fair value as the price that each Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. Each Fund's investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized as follows:

Level 1 – Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, and exchange-traded options contracts)

Level 2 – Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities,

33

Notes to financial statements
Delaware Funds by Macquarie® tax-exempt funds

3. Investments (continued)

prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, and fair valued securities)

Level 3 –  Significant unobservable inputs, including each Fund's own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities and fair valued securities)

Level 3 investments are valued using significant unobservable inputs. Each Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following tables summarize the valuation of each Fund's investments by fair value hierarchy levels as of June 30, 2023:
Delaware Tax–Free New Jersey Fund
Level 2
Securities
Assets:
Municipal Bonds	$17,811,529
Short-Term Investments	300,000
Total Value of Securities	$18,111,529

Delaware Tax–Free Oregon Fund
Level 2
Securities
Assets:
Municipal Bonds	$48,064,764
Short-Term Investments	600,000
Total Value of Securities	$48,664,764

During the six months ended June 30, 2023, there were no transfers into or out of Level 3 investments. Each Fund's policy is to recognize transfers into or out of Level 3 investments based on fair value at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when each Fund has a significant amount of Level 3 investments at the beginning or end of the period in relation to each Fund's net assets. During the six months ended June 30, 2023, there were no Level 3 investments.

34

4.	Capital Shares

Transactions in capital shares were as follows:

	Delaware Tax–Free New Jersey Fund		Delaware Tax–Free Oregon Fund
	Six months ended 6/30/23	Year ended 12/31/22	Six months ended 6/30/23	Year ended 12/31/22
Shares sold:
Class A	6,384	152,884	183,085	479,410
Institutional Class	2,447	463,646	530,974	929,548

Shares issued upon reinvestment of dividends and distributions:
Class A	24,169	51,334	39,666	67,216
Institutional Class	3,573	8,372	17,239	16,400
	36,573	676,236	770,964	1,492,574

Shares redeemed:
Class A	(477,703)	(330,718)	(185,268)	(431,424)
Institutional Class	(16,382)	(417,804)	(156,029)	(428,756)
	(494,085)	(748,522)	(341,297)	(860,180)
Net increase (decrease)	(457,512)	(72,286)	429,667	632,394

5. Line of Credit

Each Fund, along with certain other funds in the Delaware Funds (Participants), is a participant in a $355,000,000 revolving line of credit (Agreement) intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the Agreement, the Participants are charged an annual commitment fee of 0.15%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants are permitted to borrow up to a maximum of one-third of their net assets under the Agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the Agreement expires on October 31, 2023.

Each Fund had no amounts outstanding as of June 30, 2023, or at any time during the period then ended.

6. Securities Lending

Each Fund, along with other funds in the Delaware Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (1) 102% with respect to US securities and foreign securities that are

35

Notes to financial statements
Delaware Funds by Macquarie® tax-exempt funds

6. Securities Lending (continued)

denominated and payable in US dollars; and (2) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day, which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon the request of the borrower, BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security on any particular day, may be more or less than the value of the security on loan. The collateral percentage with respect to the market value of the loaned security is determined by the security lending agent.

Cash collateral received by each Fund of the Trust is generally invested in a series of individual separate accounts, each corresponding to a fund. The investment guidelines permit each separate account to hold certain securities that would be considered eligible securities for a money market fund. Cash collateral received is generally invested in government securities; certain obligations issued by government sponsored enterprises; repurchase agreements collateralized by US Treasury securities; obligations issued by the central government of any Organization for Economic Cooperation and Development (OECD) country or its agencies, instrumentalities, or establishments; obligations of supranational organizations; commercial paper, notes, bonds, and other debt obligations; certificates of deposit, time deposits, and other bank obligations; certain money market funds; and asset-backed securities. Each Fund can also accept US government securities and letters of credit (non-cash collateral) in connection with securities loans.

In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to each Fund or, at the discretion of the lending agent, replace the loaned securities. Each Fund continues to record dividends or interest, as applicable, on the securities loaned and is subject to changes in value of the securities loaned that may occur during the term of the loan. Each Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, each Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among each Fund, the security lending agent, and the borrower. Each Fund records security lending income net of allocations to the security lending agent and the borrower.

36

Each Fund may incur investment losses as a result of investing securities lending collateral. This could occur if an investment in each collateral investment account defaulted or became impaired. Under those circumstances, the value of each Fund's cash collateral account may be less than the amount each Fund would be required to return to the borrowers of the securities and each Fund would be required to make up for this shortfall.

At June 30, 2023, each Fund had no securities out on loan.

7. Credit and Market Risks

The global outbreak of COVID-19 resulted in travel restrictions, closed international borders, enhanced health screenings at ports of entry and elsewhere, disruption of and delays in healthcare service preparation and delivery, prolonged quarantines, cancellations, supply chain disruptions, and lower consumer demand, as well as general concern and uncertainty. The impact of COVID-19, and other infectious illness outbreaks that may arise in the future, could adversely affect the economies of many nations or the entire global economy, individual issuers and capital markets in ways that cannot necessarily be foreseen. In addition, the impact of infectious illnesses in emerging market countries may be greater due to generally less established healthcare systems. Public health crises caused by the COVID-19 outbreak may exacerbate other pre-existing political, social and economic risks in certain countries or globally. The duration of the outbreak, its full economic impact and ongoing effects at the macro-level and on individual businesses are unpredictable and may result in significant and prolonged effects on a Fund's performance.

When interest rates rise, fixed income securities (i.e. debt obligations) generally will decline in value. These declines in value are greater for fixed income securities with longer maturities or durations. Interest rate changes are influenced by a number of factors, such as government policy, monetary policy, inflation expectations, and the supply and demand of bonds. A fund may be subject to a greater risk of rising interest rates when interest rates are low or inflation rates are high or rising.

IBOR is the risk that changes related to the use of the London interbank offered rate (LIBOR) and other interbank offered rate (collectively, IBORs) could have adverse impacts on financial instruments that reference LIBOR (or the corresponding IBOR). The abandonment of LIBOR could affect the value and liquidity of instruments that reference LIBOR. The use of alternative reference rate products may impact investment strategy performance. These risks may also apply with respect to changes in connection with other IBORs, such as the euro overnight index average (EONIA), which are also the subject of recent reform.

The Funds concentrate their investments in securities issued by each corresponding state’s municipalities. The Funds invest primarily in a specific state and may be subject to geographic concentration risk. In addition, the Funds have the flexibility to invest in issuers in US territories and possessions such as the Commonwealth of Puerto Rico, the US Virgin Islands, and Guam whose bonds are also free of federal and individual state income taxes. The value of the Funds’ investments may be adversely affected by new legislation within the states or US territories,

37

Notes to financial statements
Delaware Funds by Macquarie® tax-exempt funds

7. Credit and Market Risks (continued)

regional or local economic conditions, and differing levels of supply and demand for municipal bonds. Many municipalities insure repayment for their obligations. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons and there is no certainty that the insurance company will meet its obligations. A real or perceived decline in creditworthiness of a bond insurer can have an adverse impact on the value of insured bonds held in each Fund.

Each Fund invests a portion of its assets in high yield municipal fixed income securities, which are securities rated lower than BBB- by Standard & Poor’s Financial Services LLC (S&P), lower than Baa3 by Moody’s Investors Service, Inc. (Moody’s), or similarly rated by another nationally recognized statistical rating organization. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.

Each Fund invests in certain obligations that may have liquidity protection designed to ensure that the receipt of payments due on the underlying security is timely. Such protection may be provided through guarantees, insurance policies, or letters of credit obtained by the issuer or sponsor through third parties, through various means of structuring the transaction, or through a combination of such approaches. Each Fund will not pay any additional fees for such credit support, although the existence of credit support may increase the price of a security.

Each Fund may invest in advance refunded bonds, escrow secured bonds, or defeased bonds. Under current federal tax laws and regulations, state and local government borrowers are permitted to refinance outstanding bonds by issuing new bonds. The issuer refinances the outstanding debt to either reduce interest costs or to remove or alter restrictive covenants imposed by the bonds being refinanced. A refunding transaction where the municipal securities are being refunded within 90 days from the issuance of the refunding issue is known as a “current refunding.” “Advance refunded bonds” are bonds in which the refunded bond issue remains outstanding for more than 90 days following the issuance of the refunding issue. In an advance refunding, the issuer will use the proceeds of a new bond issue to purchase high grade interest-bearing debt securities, which are then deposited in an irrevocable escrow account held by an escrow agent to secure all future payments of principal and interest and bond premium of the advance refunded bond. Bonds are “escrowed to maturity” when the proceeds of the refunding issue are deposited in an escrow account for investment sufficient to pay all of the principal and interest on the original interest payment and maturity dates.

Bonds are considered “pre-refunded” when the refunding issuer’s proceeds are escrowed only until a permitted call date or dates on the refunded issue with the refunded issue being redeemed at the time, including any required premium. Bonds become “defeased” when the rights and interests of the bondholders and of their lien on the pledged revenues or other security under the terms of the bond contract are substituted with an alternative source of revenues (the escrow securities) sufficient to meet payments of principal and interest to maturity or to the first

38

call dates. Escrowed secured bonds will often receive a rating of AAA from Moody’s, S&P, and/or Fitch Ratings due to the strong credit quality of the escrow securities and the irrevocable nature of the escrow deposit agreement.

Each Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A promulgated under the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair each Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of each Fund’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to each Fund’s 15% limit on investments in illiquid securities. Rule 144A securities have been identified on the “Schedules of investments.”

8. Contractual Obligations

Each Fund enters into contracts in the normal course of business that contain a variety of indemnifications. Each Fund's maximum exposure under these arrangements is unknown. However, each Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed each Fund's existing contracts and expects the risk of loss to be remote.

9. Recent Accounting Pronouncements

In March 2020, FASB issued an Accounting Standards Update (ASU), ASU 2020-04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. The amendments in ASU 2020-04 provide optional temporary financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of LIBOR and other interbank-offered based reference rates as of the end of 2021. In March 2021, the administrator for LIBOR announced the extension of the publication of a majority of the USD LIBOR settings to June 30, 2023. On December 21, 2022, FASB issued ASU 2022-06 to defer the sunset date of Accounting Standards Codification Topic 848 until December 31, 2024. ASU 2020-04 is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2024. Management is currently evaluating ASU 2020-04 and ASU 2022-06, but does not believe there will be a material impact.

10. New Regulatory Pronouncement

In October 2022, the Securities and Exchange Commission (SEC) adopted a rule and form amendments relating to tailored shareholder reports for mutual funds and ETFs; and fee information in investment company advertisements. The rule and form amendments will require mutual funds and ETFs to transmit streamlined shareholder reports that highlight key information to investors. The rule amendments will require that certain more in-depth information be made available online and available for delivery free of charge to investors on request. The

39

Notes to financial statements
Delaware Funds by Macquarie® tax-exempt funds

10. New Regulatory Pronouncement (continued)

amendments became effective in January 2023 and there is an 18-month transition period after the effective date of the amendment with a compliance date of July 2024.

11. Subsequent Events

On May 24, 2023, the Board of Trustees approved a proposal to liquidate and dissolve Delaware Tax-Free New Jersey Fund. The liquidation and dissolution are expected to take effect on or about August 31, 2023.

Management has determined that no other material events or transactions occurred subsequent to June 30, 2023, that would require recognition or disclosure in the Funds' financial statements.

40

Other Fund information (Unaudited)
Delaware Funds by Macquarie® tax-exempt funds

Liquidity Risk Management Program

The Securities and Exchange Commission (the “SEC”) has adopted Rule 22e-4 under the Investment Company Act of 1940 (the “Liquidity Rule”), which requires all open-end funds (other than money market funds) to adopt and implement a program reasonably designed to assess and manage the fund’s “liquidity risk,” defined as the risk that the fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors’ interests in the fund.

The Funds have adopted and implemented a liquidity risk management program in accordance with the Liquidity Rule (the “Program”). The Board has designated a member of the US Operational Risk Group of Macquarie Asset Management as the Program Administrator for each Fund in the Trust.

As required by the Liquidity Rule, the Program includes policies and procedures that provide for: (1) assessment, management, and review (no less frequently than annually) of each Fund’s liquidity risk; (2) classification of each of the Fund’s portfolio holdings into one of four liquidity categories (Highly Liquid, Moderately Liquid, Less Liquid, and Illiquid); (3) for funds that do not primarily hold assets that are Highly Liquid, establishing and maintaining a minimum percentage of the Fund’s net assets in Highly Liquid investments (called a “Highly Liquid Investment Minimum” or “HLIM”); and (4) prohibiting each Fund’s acquisition of Illiquid investments if, immediately after the acquisition, each Fund would hold more than 15% of its net assets in Illiquid assets. The Program also requires reporting to the SEC (on a non-public basis) and to the Board if each Fund’s holdings of Illiquid assets exceed 15% of the Fund’s net assets. Funds with HLIMs must have procedures for addressing HLIM shortfalls, including reporting to the Board and, with respect to HLIM shortfalls lasting more than seven consecutive calendar days, reporting to the SEC (on a non-public basis).

In assessing and managing each Fund’s liquidity risk, the Program Administrator considers, as relevant, a variety of factors, including: (1) each Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions; (2) short-term and long-term cash flow projections for the Funds during both normal and reasonably foreseeable stressed conditions; and (3) each Fund’s holdings of cash and cash equivalents and any borrowing arrangements. Classification of each Fund’s portfolio holdings in the four liquidity categories is based on the number of days it is reasonably expected to take to convert the investment to cash (for Highly Liquid and Moderately Liquid holdings) or to sell or dispose of the investment (for Less Liquid and Illiquid investments), in current market conditions without significantly changing the investment’s market value. Each Fund primarily holds assets that are classified as Highly Liquid, and therefore is not required to establish an HLIM.

At a meeting of the Board held on May 23-25, 2023, the Program Administrator provided a written report to the Board addressing the Program’s operation and assessing the adequacy and effectiveness of its implementation for the period from April 1, 2022 through March 31, 2023. The report concluded that the Program is appropriately designed and effectively implemented and that it meets the requirements of Rule 22e-4 and each Fund’s liquidity needs. Each Fund’s HLIM is set at an appropriate level and the Funds complied with their HLIM at all times during the reporting period.

41

Other Fund information (Unaudited)
Delaware Funds by Macquarie® tax-exempt funds

Form N-PORT and proxy voting information

Each Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT. Each Fund’s Form N-PORT, as well as a description of the policies and procedures that the Funds use to determine how to vote proxies (if any) relating to portfolio securities, is available without charge (i) upon request, by calling 800 523-1918; and (ii) on the SEC’s website at sec.gov. In addition, a description of the policies and procedures that the Funds use to determine how to vote proxies (if any) relating to portfolio securities and the Schedule of Investments included in each Fund’s most recent Form N-PORT are available without charge on the Funds' website at delawarefunds.com/literature.

Information (if any) regarding how the Funds voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Funds' website at delawarefunds.com/proxy; and (ii) on the SEC’s website at sec.gov.

42

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a)        Included as part of report to shareholders filed under Item 1 of this Form N-CSR.

(b)        Divestment of securities in accordance with Section 13(c) of the Investment Company Act of 1940.

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

Not applicable.

Item 11. Controls and Procedures

The registrant’s principal executive officer and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing of this report, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b)

under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)) and provide reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d)) that occurred during the period covered by the report to stockholders included herein that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits

(a)	(1) Code of Ethics

Not applicable.

(2) Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2 under the Investment Company Act of 1940 are attached hereto as Exhibit 99.CERT.

(3) Written solicitations to purchase securities pursuant to Rule 23c-1 under the Securities Exchange Act of 1934.

Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are furnished herewith as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf, by the undersigned, thereunto duly authorized.

DELAWARE GROUP® LIMITED-TERM GOVERNMENT FUNDS

/s/ SHAWN K. LYTLE
By:	Shawn K. Lytle
Title:	President and Chief Executive Officer
Date:	September 5, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ SHAWN K. LYTLE
By:	Shawn K. Lytle
Title:	President and Chief Executive Officer
Date:	September 5, 2023

/s/ RICHARD SALUS
By:	Richard Salus
Title:	Chief Financial Officer
Date:	September 5, 2023